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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06463

AIM International Mutual Funds (Invesco International Mutual Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000    Houston, Texas 77046

(Address of principal executive offices)        (Zip code)

Sheri Morris    11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	10/31

Date of reporting period:	04/30/16

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	April 30, 2016

Invesco Asia Pacific Growth Fund
Nasdaq:
A: ASIAX ¡ B: ASIBX ¡ C: ASICX ¡ Y: ASIYX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
6 Financial Statements
8 Notes to Financial Statements
15 Financial Highlights
16 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/15 to 4/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.88%
Class B Shares	2.49
Class C Shares	2.51
Class Y Shares	3.01
MSCI All Country Asia Pacific ex-Japan Index▼ (Broad Market/Style-Specific Index)	-0.43
Lipper Pacific Region ex-Japan Funds Index■ (Peer Group Index)	-2.01
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI All Country Asia Pacific ex-Japan Index is an unmanaged index considered representative of Pacific region stock markets, excluding Japan. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Pacific Region ex-Japan Funds Index is an unmanaged index considered representative of Pacific region ex-Japan funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/16, including maximum applicable sales charges
Class A Shares
Inception (11/3/97)	8.45%
10 Years	7.21
5 Years	1.98
1 Year	-14.02

Class B Shares
Inception (11/3/97)	8.47%
10 Years	7.17
5 Years	2.05
1 Year	-14.09

Class C Shares
Inception (11/3/97)	7.99%
10 Years	7.01
5 Years	2.37
1 Year	-10.56

Class Y Shares
10 Years	8.02%
5 Years	3.40
1 Year	-8.76

Average Annual Total Returns
As of 3/31/16, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (11/3/97)	8.46%
10 Years	7.77
5 Years	2.82
1 Year	-11.75

Class B Shares
Inception (11/3/97)	8.47%
10 Years	7.74
5 Years	2.88
1 Year	-11.86

Class C Shares
Inception (11/3/97)	7.99%
10 Years	7.57
5 Years	3.22
1 Year	-8.25

Class Y Shares
10 Years	8.58%
5 Years	4.25
1 Year	-6.38

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.45%, 2.20%, 2.20% and 1.20%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.46%, 2.21%, 2.21% and 1.21%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

  Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2018. See current prospectus for more information.

2                         Invesco Asia Pacific Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco Asia Pacific Growth Fund

Schedule of Investments

April 30, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–86.37%
Australia–10.57%
Amcor Ltd.	2,126,394	$24,902,051
Brambles Ltd.	811,566	7,702,099
Coca-Cola Amatil Ltd.	810,631	5,296,215
Computershare Ltd.	1,248,780	9,600,807
CSL Ltd.	301,579	24,066,127
Tassal Group Ltd.	5,392,894	15,994,002
		87,561,301

China–25.63%
Baidu, Inc.–ADR(a)	63,077	12,255,861
China Mobile Ltd.	2,189,000	24,898,524
CNOOC Ltd.	5,341,500	6,621,526
Golden Eagle Retail Group Ltd.	2,246,000	2,588,565
Industrial & Commercial Bank of China Ltd.–Class H	36,172,000	19,435,273
Kweichow Moutai Co., Ltd.–Class A	540,830	20,886,793
Lee & Man Paper Manufacturing Ltd.	57,590,000	37,595,060
Minth Group Ltd.	14,428,000	37,758,435
NetEase, Inc.–ADR	92,043	12,950,450
Stella International Holdings Ltd.	11,445,000	28,835,422
Want Want China Holdings Ltd.	10,916,000	8,383,615
		212,209,524

Hong Kong–15.32%
Cheung Kong Property Holdings Ltd.	3,618,660	24,716,005
CK Hutchison Holdings Ltd.	3,045,160	36,416,462
Galaxy Entertainment Group Ltd.	2,261,000	7,574,576
Hongkong Land Holdings Ltd.	4,423,500	28,028,974
WH Group Ltd.(a)(b)	37,422,500	30,172,316
		126,908,333

Indonesia–5.76%
PT Bank Central Asia Tbk	16,935,900	16,721,398
PT Bank Mandiri Persero Tbk	10,279,200	7,509,451
PT Perusahaan Gas Negara Persero Tbk	22,460,300	4,445,649
PT Telekomunikasi Indonesia Persero Tbk	70,809,200	19,027,079
		47,703,577

Malaysia–3.51%
Kossan Rubber Industries Berhad	2,155,600	3,306,659
Public Bank Berhad	5,388,600	25,787,015
		29,093,674

	Shares	Value
Philippines–8.58%
Energy Development Corp.	127,116,950	$15,959,901
First Gen Corp.	11,399,389	4,938,161
GMA Holdings, Inc.–PDR	21,483,600	2,958,360
Metro Pacific Investments Corp.	206,651,800	25,549,277
Philippine Long Distance Telephone Co.	78,365	2,861,739
SM Investments Corp.	357,811	7,181,392
SM Prime Holdings Inc.	24,057,800	11,573,981
		71,022,811

Singapore–7.68%
Broadcom Ltd.	158,775	23,141,456
Keppel REIT	31,872,400	24,854,252
United Overseas Bank Ltd.	1,130,900	15,596,438
		63,592,146

South Korea–0.74%
Samsung Electronics Co., Ltd.	5,631	6,123,128

Taiwan–3.14%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,675,464	25,991,233

Thailand–5.44%
Big C Supercenter PCL–NVDR	1,072,900	7,683,329
Kasikornbank PCL	5,019,000	23,896,790
Major Cineplex Group PCL	10,005,600	9,006,723
Thai Stanley Electric PCL	911,800	4,466,279
		45,053,121
Total Common Stocks & Other Equity Interests (Cost $567,093,529)		715,258,848

Money Market Funds–13.51%
Liquid Assets Portfolio–Institutional Class, 0.44%(c)	55,920,652	55,920,652
Premier Portfolio–Institutional Class, 0.39%(c)	55,920,652	55,920,652
Total Money Market Funds (Cost $111,841,304)		111,841,304
TOTAL INVESTMENTS–99.88% (Cost $678,934,833)		827,100,152
OTHER ASSETS LESS LIABILITIES–0.12%		972,407
NET ASSETS–100.00%		$828,072,559

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Asia Pacific Growth Fund

Investment Abbreviations:

ADR	– American Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
PDR	– Philippine Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2016 represented 3.64% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2016

Financials	27.0%
Consumer Discretionary	11.3
Information Technology	10.9
Consumer Staples	10.7
Materials	7.5
Industrials	6.2
Telecommunication Services	5.6
Health Care	3.3
Utilities	3.1
Energy	0.8
Money Market Funds Plus Other Assets Less Liabilities	13.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Asia Pacific Growth Fund

Statement of Assets and Liabilities

April 30, 2016

(Unaudited)

Assets:
Investments, at value (Cost $567,093,529)	$715,258,848
Investments in affiliated money market funds, at value and cost	111,841,304
Total investments, at value (Cost $678,934,833)	827,100,152
Foreign currencies, at value (Cost $759,778)	750,481
Receivable for:
Investments sold	1,028,104
Fund shares sold	4,864,662
Dividends	1,854,718
Investment for trustee deferred compensation and retirement plans	119,361
Other assets	33,620
Total assets	835,751,098

Liabilities:
Payable for:
Investments purchased	3,179,220
Fund shares reacquired	954,388
Dividends	9
Accrued foreign taxes	2,745,539
Accrued fees to affiliates	493,126
Accrued trustees’ and officers’ fees and benefits	2,271
Accrued other operating expenses	168,910
Trustee deferred compensation and retirement plans	135,076
Total liabilities	7,678,539
Net assets applicable to shares outstanding	$828,072,559

Net assets consist of:
Shares of beneficial interest	$699,109,492
Undistributed net investment income	315,204
Undistributed net realized gain (loss)	(19,506,619)
Net unrealized appreciation	148,154,482
$828,072,559

Net Assets:
Class A	$443,923,943
Class B	$4,980,618
Class C	$72,493,905
Class Y	$306,674,093

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	15,177,617
Class B	182,599
Class C	2,674,644
Class Y	10,465,481
Class A:
Net asset value per share	$29.25
Maximum offering price per share
(Net asset value of $29.25 ÷ 94.50%)	$30.95
Class B:
Net asset value and offering price per share	$27.28
Class C:
Net asset value and offering price per share	$27.10
Class Y:
Net asset value and offering price per share	$29.30

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Asia Pacific Growth Fund

Statement of Operations

For the six months ended April 30, 2016

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $581,868)	$6,260,484
Dividends from affiliated money market funds	115,085
Total investment income	6,375,569

Expenses:
Advisory fees	3,546,589
Administrative services fees	97,207
Custodian fees	233,628
Distribution fees:
Class A	543,784
Class B	28,798
Class C	363,772
Transfer agent fees	829,845
Trustees’ and officers’ fees and benefits	20,335
Registration and filing fees	45,819
Reports to shareholders	51,385
Professional services fees	41,226
Other	19,492
Total expenses	5,821,880
Less: Fees waived and expense offset arrangement(s)	(39,997)
Net expenses	5,781,883
Net investment income	593,686

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes on holdings $713,507)	(4,360,897)
Foreign currencies	64,268
(4,296,629)
Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holdings $728,783)	27,998,596
Foreign currencies	7,242
28,005,838
Net realized and unrealized gain	23,709,209
Net increase in net assets resulting from operations	$24,302,895

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Asia Pacific Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2016 and the year ended October 31, 2015

(Unaudited)

	April 30, 2016	October 31, 2015
Operations:
Net investment income	$593,686	$26,350,661
Net realized gain (loss)	(4,296,629)	(16,243,837)
Change in net unrealized appreciation (depreciation)	28,005,838	(104,310,361)
Net increase (decrease) in net assets resulting from operations	24,302,895	(94,203,537)

Distributions to shareholders from net investment income:
Class A	(13,895,736)	(6,938,903)
Class B	(150,826)	(81,066)
Class C	(1,839,510)	(554,964)
Class Y	(8,971,069)	(3,930,309)
Total distributions from net investment income	(24,857,141)	(11,505,242)

Distributions to shareholders from net realized gains:
Class A	—	(15,905,754)
Class B	—	(427,032)
Class C	—	(2,923,423)
Class Y	—	(7,560,901)
Total distributions from net realized gains	—	(26,817,110)

Share transactions–net:
Class A	(21,888,472)	(14,351,854)
Class B	(1,707,526)	(6,636,896)
Class C	(7,125,949)	(3,037,408)
Class Y	35,400,584	60,513,827
Net increase in net assets resulting from share transactions	4,678,637	36,487,669
Net increase (decrease) in net assets	4,124,391	(96,038,220)

Net assets:
Beginning of period	823,948,168	919,986,388
End of period (includes undistributed net investment income of $315,204 and $24,578,659, respectively)	$828,072,559	$823,948,168

Notes to Financial Statements

April 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Asia Pacific Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

8                         Invesco Asia Pacific Growth Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

9                         Invesco Asia Pacific Growth Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

10                         Invesco Asia Pacific Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

For the six months ended April 30, 2016, the effective advisory fees incurred by the Fund was 0.91%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 2.25%, 3.00%, 3.00% and 2.00%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2016, the Adviser waived advisory fees of $37,150.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2016, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2016, IDI advised the Fund that IDI retained $56,774 in front-end sales commissions from the sale of Class A shares and $2,278, $503 and $2,969 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

11                         Invesco Asia Pacific Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2016, there were transfers from Level 1 to Level 2 of $57,102,825 and from Level 2 to Level 1 of $123,122,026 due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$58,198,959	$29,362,342	$—	$87,561,301
China	65,553,311	146,656,213	—	212,209,524
Hong Kong	—	126,908,333	—	126,908,333
Indonesia	—	47,703,577	—	47,703,577
Malaysia	—	29,093,674	—	29,093,674
Philippines	44,467,538	26,555,273	—	71,022,811
Singapore	23,141,456	40,450,690	—	63,592,146
South Korea	—	6,123,128	—	6,123,128
Taiwan	—	25,991,233	—	25,991,233
Thailand	12,149,608	32,903,513	—	45,053,121
United States	111,841,304	—	—	111,841,304
Total Investments	$315,352,176	$511,747,976	$—	$827,100,152

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,847.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

12                         Invesco Asia Pacific Growth Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$14,410,296	$—	$14,410,296

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2016 was $9,663,189 and $112,925,215, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$165,002,271
Aggregate unrealized (depreciation) of investment securities	(17,640,289)
Net unrealized appreciation of investment securities	$147,361,982

Cost of investments for tax purposes is $679,738,170.

13                         Invesco Asia Pacific Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2016(a)		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	922,895	$26,016,750	3,322,479	$105,532,830
Class B	899	23,481	10,622	320,599
Class C	89,756	2,344,057	454,728	13,459,302
Class Y	4,886,790	134,097,809	10,006,164	319,095,160

Issued as reinvestment of dividends:
Class A	460,371	12,632,568	726,443	22,556,041
Class B	5,540	142,167	17,252	501,161
Class C	64,456	1,643,629	117,502	3,392,286
Class Y	173,277	4,758,193	245,080	7,619,531

Automatic conversion of Class B shares to Class A shares:
Class A	42,837	1,205,017	173,093	5,502,079
Class B	(45,928)	(1,205,017)	(185,570)	(5,502,079)

Reacquired:
Class A	(2,208,656)	(61,742,807)	(4,761,851)	(147,942,804)
Class B	(25,686)	(668,157)	(66,916)	(1,956,577)
Class C	(430,785)	(11,113,635)	(698,211)	(19,888,996)
Class Y	(3,722,529)	(103,455,418)	(8,827,917)	(266,200,864)
Net increase in share activity	213,237	$4,678,637	532,898	$36,487,669

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14                         Invesco Asia Pacific Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total Distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/16	$29.35	$0.02		$0.77	$0.79	$(0.89)	$—	$(0.89)	$29.25	2.88%	$443,924	1.49	%(e)	1.50	%(e)	0.14	%(e)	1%
Year ended 10/31/15	33.43	0.83	(f)	(3.54)	(2.71)	(0.41)	(0.96)	(1.37)	29.35	(8.32)	468,366	1.44		1.45		2.63	(f)	23
Year ended 10/31/14	33.45	0.48		1.47	1.95	(0.27)	(1.70)	(1.97)	33.43	6.54	551,539	1.47		1.48		1.52		15
Year ended 10/31/13	30.65	0.30		3.35	3.65	(0.20)	(0.65)	(0.85)	33.45	12.16	555,505	1.47		1.49		0.95		18
Year ended 10/31/12	28.42	0.26		4.34	4.60	(0.27)	(2.10)	(2.37)	30.65	17.77	457,964	1.54		1.55		0.89		16
Year ended 10/31/11	30.30	0.28		(1.68)	(1.40)	(0.23)	(0.25)	(0.48)	28.42	(4.67)	385,828	1.53		1.55		0.93		27
Class B
Six months ended 04/30/16	27.27	(0.08)		0.73	0.65	(0.64)	—	(0.64)	27.28	2.53	4,981	2.24	(e)	2.25	(e)	(0.61	)(e)	1
Year ended 10/31/15	31.15	0.56	(f)	(3.30)	(2.74)	(0.18)	(0.96)	(1.14)	27.27	(9.03)	6,757	2.19		2.20		1.88	(f)	23
Year ended 10/31/14	31.29	0.23		1.37	1.60	(0.04)	(1.70)	(1.74)	31.15	5.74	14,714	2.22		2.23		0.77		15
Year ended 10/31/13	28.74	0.06		3.14	3.20	—	(0.65)	(0.65)	31.29	11.32	22,421	2.22		2.24		0.20		18
Year ended 10/31/12	26.73	0.04		4.10	4.14	(0.03)	(2.10)	(2.13)	28.74	16.94	27,112	2.29		2.30		0.14		16
Year ended 10/31/11	28.58	0.05		(1.59)	(1.54)	(0.06)	(0.25)	(0.31)	26.73	(5.41)	30,394	2.28		2.30		0.18		27
Class C
Six months ended 04/30/16	27.10	(0.08)		0.72	0.64	(0.64)	—	(0.64)	27.10	2.51	72,494	2.24	(e)	2.25	(e)	(0.61	)(e)	1
Year ended 10/31/15	30.96	0.55	(f)	(3.27)	(2.72)	(0.18)	(0.96)	(1.14)	27.10	(9.02)	79,991	2.19		2.20		1.88	(f)	23
Year ended 10/31/14	31.11	0.23		1.36	1.59	(0.04)	(1.70)	(1.74)	30.96	5.73	95,277	2.22		2.23		0.77		15
Year ended 10/31/13	28.58	0.06		3.12	3.18	—	(0.65)	(0.65)	31.11	11.31	96,520	2.22		2.24		0.20		18
Year ended 10/31/12	26.60	0.04		4.07	4.11	(0.03)	(2.10)	(2.13)	28.58	16.91	79,959	2.29		2.30		0.14		16
Year ended 10/31/11	28.44	0.05		(1.58)	(1.53)	(0.06)	(0.25)	(0.31)	26.60	(5.41)	76,962	2.28		2.30		0.18		27
Class Y
Six months ended 04/30/16	29.45	0.05		0.77	0.82	(0.97)	—	(0.97)	29.30	3.02	306,674	1.24	(e)	1.25	(e)	0.39	(e)	1
Year ended 10/31/15	33.55	0.91	(f)	(3.55)	(2.64)	(0.50)	(0.96)	(1.46)	29.45	(8.12)	268,833	1.19		1.20		2.88	(f)	23
Year ended 10/31/14	33.57	0.57		1.47	2.04	(0.36)	(1.70)	(2.06)	33.55	6.80	258,457	1.22		1.23		1.77		15
Year ended 10/31/13	30.75	0.39		3.35	3.74	(0.27)	(0.65)	(0.92)	33.57	12.43	121,030	1.22		1.24		1.20		18
Year ended 10/31/12	28.52	0.33		4.35	4.68	(0.35)	(2.10)	(2.45)	30.75	18.07	58,843	1.29		1.30		1.14		16
Year ended 10/31/11	30.39	0.35		(1.68)	(1.33)	(0.29)	(0.25)	(0.54)	28.52	(4.43)	35,862	1.28		1.30		1.18		27

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the fiscal years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $437,417, $5,791, $73,154 and $268,344 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.38 and 1.18%, $0.11 and 0.43%, $0.10 and 0.43% and $0.46 and 1.43% for Class A, Class B, Class C and Class Y shares, respectively.

15                         Invesco Asia Pacific Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2015 through April 30, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,028.80	$7.52	$1,017.45	$7.47	1.49%
B	1,000.00	1,024.90	11.28	1,013.72	11.22	2.24
C	1,000.00	1,025.10	11.28	1,013.72	11.22	2.24
Y	1,000.00	1,030.10	6.26	1,018.70	6.22	1.24

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2015 through April 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

16                         Invesco Asia Pacific Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	APG-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2016

Invesco European Growth Fund
Nasdaq:
A: AEDAX ¡ B: AEDBX ¡ C: AEDCX ¡ R: AEDRX ¡ Y: AEDYX ¡ Investor: EGINX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
9 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/15 to 4/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.85%
Class B Shares	-1.24
Class C Shares	-1.21
Class R Shares	-1.00
Class Y Shares	-0.74
Investor Class Shares	-0.83
MSCI Europe Index▼ (Broad Market Index)	-4.48
MSCI Europe Growth Index▼ (Style-Specific Index)	-3.87
Lipper European Funds Index■ (Peer Group Index)	-2.69
Source: ▼FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI Europe Index captures large and mid-cap representation across 15 developed market countries in Europe. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI Europe Growth Index is an unmanaged index considered representative of European growth stocks. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper European Funds Index is an unmanaged index considered representative of European funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                    Invesco European Growth Fund

Average Annual Total Returns
As of 4/30/16, including maximum applicable sales charges

Class A Shares
Inception (11/3/97)	9.97%
10 Years	3.60
5 Years	3.11
1 Year	-8.26

Class B Shares
Inception (11/3/97)	9.98%
10 Years	3.57
5 Years	3.16
1 Year	-8.25

Class C Shares
Inception (11/3/97)	9.52%
10 Years	3.41
5 Years	3.51
1 Year	-4.53

Class R Shares
Inception (6/3/02)	8.81%
10 Years	3.93
5 Years	4.02
1 Year	-3.14

Class Y Shares
10 Years	4.39%
5 Years	4.55
1 Year	-2.67

Investor Class Shares
Inception (9/30/03)	9.86%
10 Years	4.22
5 Years	4.32
1 Year	-2.88
Performance includes litigation proceeds. Had these proceeds not been received, total returns would have been lower.

Average Annual Total Returns
As of 3/31/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (11/3/97)	9.96%
10 Years	4.07
5 Years	4.52
1 Year	-4.87

Class B Shares
Inception (11/3/97)	9.96%
10 Years	4.03
5 Years	4.60
1 Year	-4.83

Class C Shares
Inception (11/3/97)	9.51%
10 Years	3.88
5 Years	4.93
1 Year	-1.01

Class R Shares
Inception (6/3/02)	8.78%
10 Years	4.40
5 Years	5.45
1 Year	0.46

Class Y Shares
10 Years	4.86%
5 Years	5.98
1 Year	0.95

Investor Class Shares
Inception (9/30/03)	9.84%
10 Years	4.69
5 Years	5.75
1 Year	0.73
Performance includes litigation proceeds. Had these proceeds not been received, total returns would have been lower.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Investor Class shares was 1.38%, 2.13%, 2.13%, 1.63%, 1.13% and 1.36%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Investor Class shares was 1.39%, 2.14%, 2.14%, 1.64%, 1.14% and 1.37%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R shares, Class Y shares and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2018. See current prospectus for more information.

3 Invesco European Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4 Invesco European Growth Fund

Schedule of Investments

April 30, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–90.23%
Belgium–0.76%
Anheuser-Busch InBev SA/NV	98,721	$12,246,840

Denmark–2.63%
Carlsberg A/S–Class B	301,520	29,399,337
Novo Nordisk A/S–Class B	231,496	12,922,413
		42,321,750

France–6.30%
Bollore S.A.	3,906,484	15,476,994
Metropole Television S.A.	730,831	13,879,619
Publicis Groupe S.A.	417,888	30,925,627
Schneider Electric S.E.	319,510	20,795,194
Vicat S.A.	289,250	20,137,307
		101,214,741

Germany–12.35%
Allianz S.E.	174,854	29,682,107
Deutsche Boerse AG	480,568	39,449,171
Deutsche Post AG	412,574	12,112,794
GEA Group AG	399,142	18,533,246
MorphoSys AG(a)	338,839	16,955,058
MTU Aero Engines AG	258,515	24,397,359
ProSiebenSat.1 Media SE	525,592	26,793,432
SAP S.E.	391,019	30,589,344
		198,512,511

Ireland–0.79%
Origin Enterprises PLC	1,804,904	12,714,371

Israel–1.74%
Israel Chemicals Ltd.	2,894,951	14,304,268
Israel Discount Bank Ltd.–Class A(a)	8,249,202	13,735,479
		28,039,747

Italy–1.70%
Danieli & C. Officine Meccaniche S.p.A.–Savings Shares	1,138,513	18,511,891
Prada S.p.A.	2,593,000	8,742,920
		27,254,811

Netherlands–0.57%
Aalberts Industries N.V.	269,641	9,237,873

Norway–0.18%
Prosafe S.E.	4,929,845	2,963,226

Russia–2.51%
Sberbank PAO–Preference Shares(a)	31,092,640	40,339,778

Spain–0.83%
Construcciones y Auxiliar de Ferrocarriles S.A.	40,865	13,289,061

	Shares	Value
Sweden–6.27%
Getinge AB–Class B	739,100	$15,614,594
Intrum Justitia AB	849,630	30,465,874
Investor AB–Class B	769,522	28,174,572
Sandvik AB	826,994	8,478,507
Telefonaktiebolaget LM Ericsson– Class B	2,239,173	18,108,848
		100,842,395

Switzerland–10.88%
Aryzta AG	347,020	13,476,329
Cie Financiere Richemont S.A.	217,978	14,498,537
Julius Baer Group Ltd.	558,069	23,859,893
Kuoni Reisen Holding AG(a)	66,248	25,485,313
Novartis AG	103,795	7,920,970
Roche Holding AG	145,445	36,770,655
Syngenta AG	34,193	13,784,551
Tecan Group AG	80,294	11,150,084
UBS Group AG	1,620,563	27,985,561
		174,931,893

Turkey–3.37%
Haci Omer Sabanci Holding A.S.	11,153,719	40,256,061
Tupras-Turkiye Petrol Rafinerileri A.S.	525,370	13,851,302
		54,107,363

United Kingdom–39.35%
Aberdeen Asset Management PLC	5,816,298	25,530,224
British American Tobacco PLC	547,916	33,437,512
Compass Group PLC	1,345,096	24,004,067
DCC PLC	681,736	60,487,808
Halma PLC	1,116,661	14,585,798
Hays PLC	406,202	760,302
HomeServe PLC	1,851,814	11,207,333
IG Group Holdings PLC	3,278,667	37,114,439
Informa PLC	2,866,145	27,409,595
John Wood Group PLC	2,355,769	21,569,630
Jupiter Fund Management PLC	2,738,160	16,895,487
Kingfisher PLC	3,973,595	21,168,033
Lancashire Holdings Ltd.	1,202,950	9,675,855
Lloyds Banking Group PLC	15,485,208	15,234,630
Micro Focus International PLC	1,448,132	32,413,290
Next PLC	132,693	9,876,708
RELX PLC	2,089,580	37,019,146
Royal Dutch Shell PLC–Class B	713,010	18,721,519
Savills PLC	1,461,445	15,882,909
Sky PLC	3,626,139	49,836,338
Smith & Nephew PLC	1,414,687	23,948,591
Smiths Group PLC	679,905	11,042,189
Tullett Prebon PLC	1,739,666	8,609,459
UBM PLC	1,469,222	12,241,792

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco European Growth Fund

	Shares	Value
United Kingdom–(continued)
Ultra Electronics Holdings PLC	708,960	$18,293,939
Unilever N.V.	430,153	18,896,554
William Hill PLC	4,243,156	19,387,048
WPP PLC	1,601,292	37,433,506
		632,683,701
Total Common Stocks & Other Equity Interests (Cost $1,261,260,493)		1,450,700,061

Money Market Funds–9.12%
Liquid Assets Portfolio–Institutional Class, 0.44%(b)	73,330,567	73,330,567
Premier Portfolio–Institutional Class, 0.39%(b)	73,330,568	73,330,568
Total Money Market Funds (Cost $146,661,135)		146,661,135
TOTAL INVESTMENTS–99.35% (Cost $1,407,921,628)		1,597,361,196
OTHER ASSETS LESS LIABILITIES–0.65%		10,427,862
NET ASSETS–100.00%		$1,607,789,058

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2016

Financials	23.2%
Consumer Discretionary	22.3
Industrials	17.0
Health Care	7.8
Consumer Staples	7.5
Information Technology	5.9
Energy	3.5
Materials	3.0
Money Market Funds Plus Other Assets Less Liabilities	9.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco European Growth Fund

Statement of Assets and Liabilities

April 30, 2016

(Unaudited)

Assets:
Investments, at value (Cost $1,261,260,493)	$1,450,700,061
Investments in affiliated money market funds, at value and cost	146,661,135
Total investments, at value (Cost $1,407,921,628)	1,597,361,196
Foreign currencies, at value (Cost $5,706,890)	5,821,728
Receivable for:
Fund shares sold	2,594,800
Dividends	8,013,735
Investment for trustee deferred compensation and retirement plans	194,727
Other assets	57,431
Total assets	1,614,043,617

Liabilities:
Payable for:
Investments purchased	2,902,690
Fund shares reacquired	2,274,172
Accrued fees to affiliates	692,078
Accrued trustees’ and officers’ fees and benefits	3,226
Accrued other operating expenses	156,953
Trustee deferred compensation and retirement plans	225,440
Total liabilities	6,254,559
Net assets applicable to shares outstanding	$1,607,789,058

Net assets consist of:
Shares of beneficial interest	$1,402,413,364
Undistributed net investment income	6,635,095
Undistributed net realized gain	9,195,094
Net unrealized appreciation	189,545,505
$1,607,789,058

Net Assets:
Class A	$569,016,716
Class B	$3,231,566
Class C	$108,661,332
Class R	$15,273,260
Class Y	$743,231,309
Investor Class	$168,374,875

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	16,417,082
Class B	100,263
Class C	3,367,613
Class R	442,409
Class Y	21,405,491
Investor Class	4,870,860
Class A:
Net asset value per share	$34.66
Maximum offering price per share
(Net asset value of $34.66 ÷ 94.50%)	$36.68
Class B:
Net asset value and offering price per share	$32.23
Class C:
Net asset value and offering price per share	$32.27
Class R:
Net asset value and offering price per share	$34.52
Class Y:
Net asset value and offering price per share	$34.72
Investor Class:
Net asset value and offering price per share	$34.57

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco European Growth Fund

Statement of Operations

For the six months ended April 30, 2016

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,133,423)	$20,700,207
Dividends from affiliated money market funds	269,934
Interest	17,927
Total investment income	20,988,068

Expenses:
Advisory fees	6,869,404
Administrative services fees	187,573
Custodian fees	214,251
Distribution fees:
Class A	689,311
Class B	19,749
Class C	541,043
Class R	37,016
Investor Class	175,902
Transfer agent fees	1,123,244
Trustees’ and officers’ fees and benefits	34,172
Registration and filing fees	67,265
Reports to shareholders	48,311
Professional services fees	44,096
Other	24,287
Total expenses	10,075,624
Less: Fees waived and expense offset arrangement(s)	(126,615)
Net expenses	9,949,009
Net investment income	11,039,059

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	9,731,205
Foreign currencies	(14,881)
9,716,324
Change in net unrealized appreciation (depreciation) of:
Investment securities	(32,385,887)
Foreign currencies	185,691
(32,200,196)
Net realized and unrealized gain (loss)	(22,483,872)
Net increase (decrease) in net assets resulting from operations	$(11,444,813)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco European Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2016 and the year ended October 31, 2015

(Unaudited)

	April 30, 2016	October 31, 2015
Operations:
Net investment income	$11,039,059	$22,346,326
Net realized gain	9,716,324	52,538,941
Change in net unrealized appreciation (depreciation)	(32,200,196)	(21,140,405)
Net increase (decrease) in net assets resulting from operations	(11,444,813)	53,744,862

Distributions to shareholders from net investment income:
Class A	(7,951,321)	(9,316,870)
Class B	(37,106)	(97,767)
Class C	(922,148)	(1,093,697)
Class R	(182,313)	(252,936)
Class Y	(11,374,911)	(16,031,370)
Investor Class	(2,489,339)	(3,212,811)
Total distributions from net investment income	(22,957,138)	(30,005,451)

Distributions to shareholders from net realized gains:
Class A	(17,953,920)	(21,258,619)
Class B	(155,299)	(364,390)
Class C	(3,859,409)	(4,076,344)
Class R	(487,487)	(664,482)
Class Y	(21,950,741)	(31,703,920)
Investor Class	(5,546,661)	(7,187,120)
Total distributions from net realized gains	(49,953,517)	(65,254,875)

Share transactions–net:
Class A	24,744,768	52,656,852
Class B	(1,293,012)	(3,571,332)
Class C	(16,660)	24,123,562
Class R	806,417	(613,277)
Class Y	84,118,814	(81,492,161)
Investor Class	(398,915)	7,144,300
Net increase (decrease) in net assets resulting from share transactions	107,961,412	(1,752,056)
Net increase (decrease) in net assets	23,605,944	(43,267,520)

Net assets:
Beginning of period	1,584,183,114	1,627,450,634
End of period (includes undistributed net investment income of $6,635,095 and $18,553,174, respectively)	$1,607,789,058	$1,584,183,114

Notes to Financial Statements

April 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco European Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Investor Class. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC.

9                         Invesco European Growth Fund

Class R, Class Y and Investor Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the

10                         Invesco European Growth Fund

Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)

11                         Invesco European Growth Fund

until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

For the six months ended April 30, 2016, the effective advisory fees incurred by the Fund was 0.89%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Investor Class shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2016, the Adviser waived advisory fees of $122,675.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2016, IDI advised the Fund that IDI retained $76,318 in

12                         Invesco European Growth Fund

front-end sales commissions from the sale of Class A shares and $7,832, $121 and $11,681 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2016, there were transfers from Level 1 to Level 2 of $107,969,067 and from Level 2 to Level 1 of $276,757,060, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Belgium	$—	$12,246,840	$—	$12,246,840
Denmark	12,922,413	29,399,337	—	42,321,750
France	87,335,122	13,879,619	—	101,214,741
Germany	179,979,265	18,533,246	—	198,512,511
Ireland	12,714,371	—	—	12,714,371
Israel	—	28,039,747	—	28,039,747
Italy	18,511,891	8,742,920	—	27,254,811
Netherlands	9,237,873	—	—	9,237,873
Norway	—	2,963,226	—	2,963,226
Russia	—	40,339,778	—	40,339,778
Spain	13,289,061	—	—	13,289,061
Sweden	72,667,823	28,174,572	—	100,842,395
Switzerland	133,161,781	41,770,112	—	174,931,893
Turkey	40,256,061	13,851,302	—	54,107,363
United Kingdom	104,564,230	528,119,471	—	632,683,701
United States	146,661,135	—	—	146,661,135
Total Investments	$831,301,026	$766,060,170	$—	$1,597,361,196

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,940.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

13                         Invesco European Growth Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2015.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2016 was $142,247,229 and $62,640,751, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$294,749,729
Aggregate unrealized (depreciation) of investment securities	(109,945,136)
Net unrealized appreciation of investment securities	$184,804,593

Cost of investments for tax purposes is $1,412,556,603.

14                         Invesco European Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2016(a)		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	1,941,051	$65,818,347	4,654,916	$170,740,866
Class B	2,291	72,062	20,364	694,603
Class C	375,525	11,954,361	1,328,418	45,715,887
Class R	60,350	2,045,929	121,174	4,437,729
Class Y	5,645,166	191,529,169	7,599,065	278,772,181
Investor Class	95,088	3,247,613	590,425	21,781,441

Issued as reinvestment of dividends:
Class A	680,424	23,209,264	801,716	27,330,500
Class B	5,847	185,987	13,788	439,987
Class C	134,995	4,299,592	146,579	4,683,191
Class R	19,683	669,435	26,937	915,848
Class Y	715,824	24,438,219	987,757	33,692,395
Investor Class	222,684	7,573,477	289,107	9,826,733

Automatic conversion of Class B shares to Class A shares:
Class A	31,295	1,058,481	92,918	3,406,347
Class B	(33,615)	(1,058,481)	(99,558)	(3,406,347)

Reacquired:
Class A	(1,931,439)	(65,341,324)	(4,081,743)	(148,820,861)
Class B	(15,929)	(492,580)	(38,169)	(1,299,575)
Class C	(515,096)	(16,270,613)	(776,008)	(26,275,516)
Class R	(56,533)	(1,908,947)	(163,463)	(5,966,854)
Class Y	(3,867,768)	(131,848,574)	(10,945,885)	(393,956,737)
Investor Class	(332,358)	(11,220,005)	(675,275)	(24,463,874)
Net increase (decrease) in share activity	3,177,485	$107,961,412	(106,937)	$(1,752,056)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco European Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/16	$36.65	$0.23	$(0.57)		$(0.34)	$(0.50)	$(1.15)	$(1.65)	$34.66	(0.85)%		$569,017	1.34	%(e)	1.36	%(e)	1.37	%(e)	4%
Year ended 10/31/15	37.50	0.52	0.88		1.40	(0.69)	(1.56)	(2.25)	36.65	4.18		575,258	1.37		1.38		1.41		14
Year ended 10/31/14	39.17	0.54	(1.02)		(0.48)	(0.45)	(0.74)	(1.19)	37.50	(1.22)		533,550	1.34		1.36		1.38		18
Year ended 10/31/13	32.84	0.48	7.06		7.54	(0.60)	(0.61)	(1.21)	39.17	23.72		494,360	1.39		1.41		1.35		15
Year ended 10/31/12	30.13	0.59	3.07	(f)	3.66	(0.95)	—	(0.95)	32.84	12.64	(f)	377,331	1.47		1.48		1.94		14
Year ended 10/31/11	30.81	0.58	(0.89	)(f)	(0.31)	(0.37)	—	(0.37)	30.13	(1.02	)(f)	362,913	1.44		1.45		1.84		21
Class B
Six months ended 04/30/16	34.08	0.10	(0.53)		(0.43)	(0.27)	(1.15)	(1.42)	32.23	(1.21)		3,232	2.09	(e)	2.11	(e)	0.62	(e)	4
Year ended 10/31/15	35.01	0.22	0.83		1.05	(0.42)	(1.56)	(1.98)	34.08	3.40		4,829	2.12		2.13		0.66		14
Year ended 10/31/14	36.71	0.23	(0.94)		(0.71)	(0.25)	(0.74)	(0.99)	35.01	(1.96)		8,586	2.09		2.11		0.63		18
Year ended 10/31/13	30.87	0.20	6.64		6.84	(0.39)	(0.61)	(1.00)	36.71	22.82		12,343	2.14		2.16		0.60		15
Year ended 10/31/12	28.27	0.34	2.90	(f)	3.24	(0.64)	—	(0.64)	30.87	11.80	(f)	15,089	2.22		2.23		1.19		14
Year ended 10/31/11	28.92	0.32	(0.84	)(f)	(0.52)	(0.13)	—	(0.13)	28.27	(1.78	)(f)	21,177	2.19		2.20		1.09		21
Class C
Six months ended 04/30/16	34.12	0.10	(0.53)		(0.43)	(0.27)	(1.15)	(1.42)	32.27	(1.21)		108,661	2.09	(e)	2.11	(e)	0.62	(e)	4
Year ended 10/31/15	35.04	0.22	0.84		1.06	(0.42)	(1.56)	(1.98)	34.12	3.42		115,058	2.12		2.13		0.66		14
Year ended 10/31/14	36.74	0.23	(0.94)		(0.71)	(0.25)	(0.74)	(0.99)	35.04	(1.96)		93,680	2.09		2.11		0.63		18
Year ended 10/31/13	30.90	0.20	6.64		6.84	(0.39)	(0.61)	(1.00)	36.74	22.80		55,760	2.14		2.16		0.60		15
Year ended 10/31/12	28.30	0.34	2.90	(f)	3.24	(0.64)	—	(0.64)	30.90	11.79	(f)	38,282	2.22		2.23		1.19		14
Year ended 10/31/11	28.95	0.32	(0.84	)(f)	(0.52)	(0.13)	—	(0.13)	28.30	(1.78	)(f)	41,078	2.19		2.20		1.09		21
Class R
Six months ended 04/30/16	36.48	0.19	(0.57)		(0.38)	(0.43)	(1.15)	(1.58)	34.52	(1.00)		15,273	1.59	(e)	1.61	(e)	1.12	(e)	4
Year ended 10/31/15	37.33	0.42	0.89		1.31	(0.60)	(1.56)	(2.16)	36.48	3.93		15,280	1.62		1.63		1.16		14
Year ended 10/31/14	39.02	0.44	(1.01)		(0.57)	(0.38)	(0.74)	(1.12)	37.33	(1.46)		16,210	1.59		1.61		1.13		18
Year ended 10/31/13	32.73	0.39	7.04		7.43	(0.53)	(0.61)	(1.14)	39.02	23.42		16,137	1.64		1.66		1.10		15
Year ended 10/31/12	30.00	0.51	3.07	(f)	3.58	(0.85)	—	(0.85)	32.73	12.36	(f)	13,204	1.72		1.73		1.69		14
Year ended 10/31/11	30.68	0.50	(0.89	)(f)	(0.39)	(0.29)	—	(0.29)	30.00	(1.28	)(f)	14,911	1.69		1.70		1.59		21
Class Y
Six months ended 04/30/16	36.76	0.27	(0.57)		(0.30)	(0.59)	(1.15)	(1.74)	34.72	(0.74)		743,231	1.09	(e)	1.11	(e)	1.62	(e)	4
Year ended 10/31/15	37.62	0.61	0.88		1.49	(0.79)	(1.56)	(2.35)	36.76	4.46		695,157	1.12		1.13		1.66		14
Year ended 10/31/14	39.28	0.64	(1.03)		(0.39)	(0.53)	(0.74)	(1.27)	37.62	(0.98)		800,278	1.09		1.11		1.63		18
Year ended 10/31/13	32.92	0.57	7.07		7.64	(0.67)	(0.61)	(1.28)	39.28	24.01		624,166	1.14		1.16		1.60		15
Year ended 10/31/12	30.22	0.67	3.08	(f)	3.75	(1.05)	—	(1.05)	32.92	12.96	(f)	260,860	1.22		1.23		2.19		14
Year ended 10/31/11	30.91	0.66	(0.91	)(f)	(0.25)	(0.44)	—	(0.44)	30.22	(0.80	)(f)	215,716	1.19		1.20		2.09		21
Investor Class
Six months ended 04/30/16	36.56	0.24	(0.57)		(0.33)	(0.51)	(1.15)	(1.66)	34.57	(0.83	)(g)	168,375	1.30	(e)(g)	1.32	(e)(g)	1.41	(e)(g)	4
Year ended 10/31/15	37.42	0.52	0.88		1.40	(0.70)	(1.56)	(2.26)	36.56	4.21	(g)	178,602	1.35	(g)	1.36	(g)	1.43	(g)	14
Year ended 10/31/14	39.08	0.55	(1.02)		(0.47)	(0.45)	(0.74)	(1.19)	37.42	(1.19	)(g)	175,148	1.31	(g)	1.33	(g)	1.41	(g)	18
Year ended 10/31/13	32.78	0.48	7.04		7.52	(0.61)	(0.61)	(1.22)	39.08	23.74		197,655	1.38		1.40		1.36		15
Year ended 10/31/12	30.07	0.61	3.07	(f)	3.68	(0.97)	—	(0.97)	32.78	12.75	(f)	155,575	1.41		1.42		2.00		14
Year ended 10/31/11	30.76	0.60	(0.92	)(f)	(0.32)	(0.37)	—	(0.37)	30.07	(1.03	)(f)	153,892	1.38		1.39		1.90		21

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for fiscal years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $554,479, $3,972, $108,803, $14,888, $705,280, and $168,020 for Class A, Class B, Class C, Class R, Class Y and Investor Class, respectively.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received Net gains (losses) on securities (both realized and unrealized) per share, for the year ended October 31, 2012, would have been $2.96, $2.79, $2.79, $2.95, $2.97 and $2.96 for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively, and total returns would have been lower. Net gains (losses) on securities (both realized and unrealized) per share, for the year ended October 31, 2011, would have been $(1.11), $(1.06), $(1.06), $(1.11), $(1.13) and $(1.14) for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively, and total returns would have been lower.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.21% for the six months ended April 30, 2016, 0.22% for the year ended October 31, 2105 and 0.21% for the year ended October 31, 2014.

16                         Invesco European Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2015 through April 30, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$991.50	$6.64	$1,018.20	$6.72	1.34%
B	1,000.00	987.60	10.33	1,014.47	10.47	2.09
C	1,000.00	987.90	10.33	1,014.47	10.47	2.09
R	1,000.00	990.00	7.87	1,016.96	7.97	1.59
Y	1,000.00	992.60	5.40	1,019.44	5.47	1.09
Investor	1,000.00	991.70	6.44	1,018.40	6.52	1.30

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2015 through April 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17                         Invesco European Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	EGR-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2016

Invesco Global Growth Fund
Nasdaq:
A: AGGAX ¡ B: AGGBX ¡ C: AGGCX ¡ Y: AGGYX ¡ R5: GGAIX ¡ R6: AGGFX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
9 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/15 to 4/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.55%
Class B Shares	0.14
Class C Shares	0.18
Class Y Shares	0.67
Class R5 Shares	0.70
Class R6 Shares	0.70
MSCI All Country World Index▼ (Broad Market Index)	-0.94
MSCI All Country World Growth Index▼ (Style-Specific Index)	-1.67
Lipper Global Multi-Cap Growth Funds Index■ (Peer Group Index)	-2.53

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI All Country World Growth Index is an unmanaged index considered representative of large- and mid-cap growth stocks of developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Global Multi-Cap Growth Funds Index is an unmanaged index considered representative of global multi-cap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                    Invesco Global Growth Fund

Average Annual Total Returns
As of 4/30/16, including maximum applicable sales charges

Class A Shares
Inception (9/15/94)	6.27%
10 Years	3.87
5 Years	4.79
1 Year	-10.27

Class B Shares
Inception (9/15/94)	6.34%
10 Years	3.84
5 Years	4.86
1 Year	-10.30

Class C Shares
Inception (8/4/97)	3.61%
10 Years	3.68
5 Years	5.20
1 Year	-6.64

Class Y Shares
10 Years	4.66%
5 Years	6.24
1 Year	-4.83

Class R5 Shares
10 Years	4.92%
5 Years	6.43
1 Year	-4.74

Class R6 Shares
10 Years	4.62%
5 Years	6.31
1 Year	-4.70

Average Annual Total Returns
As of 3/31/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (9/15/94)	6.30%
10 Years	4.14
5 Years	5.90
1 Year	-7.50

Class B Shares
Inception (9/15/94)	6.36%
10 Years	4.11
5 Years	6.00
1 Year	-7.50

Class C Shares
Inception (8/4/97)	3.62%
10 Years	3.95
5 Years	6.31
1 Year	-3.80

Class Y Shares
10 Years	4.93%
5 Years	7.37
1 Year	-1.86

Class R5 Shares
10 Years	5.19%
5 Years	7.57
1 Year	-1.74

Class R6 Shares
10 Years	4.89%
5 Years	7.43
1 Year	-1.74

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R5 shares incepted on September 28, 2007. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.31%, 2.06%, 2.06%, 1.06%, 0.99% and 0.99%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.42%, 2.17%, 2.17%, 1.17%, 0.99% and 0.99%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

   The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

   Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2017. See current prospectus for more information.

3 Invesco Global Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4 Invesco Global Growth Fund

Schedule of Investments

April 30, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–92.87%
Australia–1.53%
Amcor Ltd.	466,084	$5,458,277

Belgium–0.77%
Anheuser-Busch InBev SA/NV	22,033	2,733,305

Brazil–2.64%
BM&FBOVESPA S.A.	1,145,731	5,722,576
BRF S.A.	103,913	1,486,349
Cielo S.A.	228,523	2,225,670
		9,434,595

Canada–3.19%
Cenovus Energy Inc.	150,658	2,388,005
CGI Group Inc.–Class A(a)	120,093	5,485,700
Suncor Energy, Inc.	119,685	3,512,769
		11,386,474

China–3.84%
Baidu, Inc.–ADR(a)	21,815	4,238,655
Industrial & Commercial Bank of China Ltd.–Class H	1,675,000	899,980
Kweichow Moutai Co., Ltd.–Class A	135,794	5,244,349
NetEase, Inc.–ADR	23,811	3,350,208
		13,733,192

Denmark–2.20%
Carlsberg A/S–Class B	54,508	5,314,736
Novo Nordisk A/S–Class B	45,515	2,540,708
		7,855,444

France–1.70%
Publicis Groupe S.A.	44,708	3,308,597
Schneider Electric S.E.	42,670	2,777,162
		6,085,759

Germany–3.22%
Deutsche Boerse AG	49,647	4,075,454
ProSiebenSat.1 Media SE	75,748	3,861,453
SAP S.E.	45,378	3,549,913
		11,486,820

Hong Kong–2.98%
CK Hutchison Holdings Ltd.	367,732	4,397,634
WH Group Ltd.(a)(b)	7,732,500	6,234,416
		10,632,050

Indonesia–0.62%
PT Bank Mandiri Persero Tbk	3,020,000	2,206,256

Israel–2.59%
Check Point Software Technologies Ltd.(a)	29,732	2,463,891
Teva Pharmaceutical Industries Ltd.–ADR	124,598	6,784,361
		9,248,252

	Shares	Value
Italy–0.38%
Prada S.p.A.	400,900	$1,351,730

Japan–3.85%
FANUC Corp.	14,600	2,141,592
Japan Tobacco, Inc.	86,400	3,538,571
Keyence Corp.	2,800	1,667,335
Toyota Motor Corp.	30,800	1,553,436
Yahoo Japan Corp.	1,083,100	4,839,189
		13,740,123

Mexico–0.73%
Grupo Televisa S.A.B.–ADR	89,218	2,607,842

Singapore–1.94%
Broadcom Ltd.	31,034	4,523,205
United Overseas Bank Ltd.	173,900	2,398,285
		6,921,490

South Korea–0.27%
Samsung Electronics Co., Ltd.	898	976,482

Spain–0.87%
Amadeus IT Holding S.A.–Class A	67,961	3,098,986

Sweden–2.36%
Getinge AB–Class B	159,208	3,363,507
Sandvik AB	169,053	1,733,165
Telefonaktiebolaget LM Ericsson–Class B	413,629	3,345,139
		8,441,811

Switzerland–4.99%
Cie Financiere Richemont S.A.	41,697	2,773,424
Julius Baer Group Ltd.	59,311	2,535,805
Novartis AG	21,860	1,668,215
Roche Holding AG	21,550	5,448,160
Syngenta AG	5,403	2,178,163
UBS Group AG	187,482	3,237,633
		17,841,400

Taiwan–1.39%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,085,428	4,970,803

Thailand–0.89%
Kasikornbank PCL–NVDR	672,500	3,187,683

Turkey–0.53%
Akbank T.A.S.	621,710	1,910,630

United Kingdom–11.16%
Aberdeen Asset Management PLC	463,057	2,032,556
British American Tobacco PLC	50,973	3,110,715
Compass Group PLC	147,863	2,638,706
Kingfisher PLC	614,332	3,272,654

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Growth Fund

	Shares	Value
United Kingdom–(continued)
Lloyds Banking Group PLC	2,127,084	$2,092,664
Next PLC	23,015	1,713,070
RELX PLC	281,410	4,985,479
Royal Dutch Shell PLC–Class B	117,576	3,087,196
Sky PLC	415,916	5,716,199
Smith & Nephew PLC	228,684	3,871,287
Unilever N.V.	59,559	2,616,418
WPP PLC	202,547	4,734,954
		39,871,898

United States–38.23%
Alphabet Inc.–Class A(a)	6,119	4,331,518
Alphabet Inc.–Class C(a)	4,506	3,122,703
Aon PLC	25,002	2,628,210
Apple Inc.	72,978	6,840,958
BB&T Corp.	101,451	3,589,336
Blue Buffalo Pet Products, Inc.(a)	66,364	1,643,173
Cardinal Health, Inc.	34,102	2,675,643
Celgene Corp.(a)	43,384	4,486,339
Cisco Systems, Inc.	177,396	4,876,616
Citrix Systems, Inc.(a)	63,107	5,164,677
Comcast Corp.–Class A	88,382	5,370,090
Discovery Communications, Inc.–Class A(a)	129,518	3,537,137
Dollar General Corp.	63,486	5,200,138
EMC Corp.	168,640	4,403,190
Expedia, Inc.	23,472	2,717,353
Express Scripts Holding Co.(a)	52,857	3,897,147
First Republic Bank	40,188	2,826,020
Gilead Sciences, Inc.	67,333	5,939,444
IHS Inc.–Class A(a)	28,689	3,533,911

	Shares	Value
United States–(continued)
Ingersoll–Rand PLC	61,819	$4,051,617
JPMorgan Chase & Co.	64,589	4,082,025
Kansas City Southern	37,599	3,562,505
Kennametal Inc.	49,568	1,158,900
Las Vegas Sands Corp.	78,809	3,558,226
Macy’s, Inc.	47,132	1,865,956
Mattel, Inc.	178,014	5,534,455
Mead Johnson Nutrition Co.	50,831	4,429,922
Microsoft Corp.	76,286	3,804,383
Newell Brands, Inc.	148,320	6,754,493
Nielsen Holdings PLC	86,945	4,533,312
Occidental Petroleum Corp.	36,466	2,795,119
Priceline Group Inc. (The)(a)	3,595	4,830,458
Schlumberger Ltd.	39,511	3,174,314
Scripps Networks Interactive Inc.–Class A	51,784	3,228,732
Urban Outfitters, Inc.(a)	79,375	2,406,650
		136,554,670
Total Common Stocks & Other Equity Interests (Cost $248,006,380)		331,735,972

Money Market Funds–7.03%
Liquid Assets Portfolio–Institutional Class, 0.44%(c)	12,550,698	12,550,698
Premier Portfolio–Institutional Class, 0.39%(c)	12,550,699	12,550,699
Total Money Market Funds (Cost $25,101,397)		25,101,397
TOTAL INVESTMENTS–99.90% (Cost $273,107,777)		356,837,369
OTHER ASSETS LESS LIABILITIES–0.10%		365,689
NET ASSETS–100.00%		$357,203,058

Investment Abbreviations:

ADR	– American Depositary Receipt
NVDR	– Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2016 represented 1.75% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

Portfolio Composition

By sector, based on Net Assets as of April 30, 2016

Consumer Discretionary	23.4%
Information Technology	21.6
Financials	12.2
Health Care	11.4
Consumer Staples	10.2
Industrials	7.8
Energy	4.2
Materials	2.1
Money Market Funds Plus Other Assets Less Liabilities	7.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Growth Fund

Statement of Assets and Liabilities

April 30, 2016

(Unaudited)

Assets:
Investments, at value (Cost $248,006,380)	$331,735,972
Investments in affiliated money market funds, at value and cost	25,101,397
Total investments, at value (Cost $273,107,777)	356,837,369
Foreign currencies, at value (Cost $510,948)	516,984
Receivable for:
Investments sold	584,803
Fund shares sold	286,766
Dividends	909,547
Investment for trustee deferred compensation and retirement plans	124,302
Other assets	39,343
Total assets	359,299,114

Liabilities:
Payable for:
Investments purchased	1,362,386
Fund shares reacquired	234,986
Accrued foreign taxes	31,030
Accrued fees to affiliates	259,688
Accrued trustees’ and officers’ fees and benefits	1,993
Accrued other operating expenses	68,017
Trustee deferred compensation and retirement plans	137,956
Total liabilities	2,096,056
Net assets applicable to shares outstanding	$357,203,058

Net assets consist of:
Shares of beneficial interest	$271,664,144
Undistributed net investment income	998,598
Undistributed net realized gain	791,515
Net unrealized appreciation	83,748,801
$357,203,058

Net Assets:
Class A	$318,394,220
Class B	$2,856,398
Class C	$24,530,564
Class Y	$9,928,661
Class R5	$10,546
Class R6	$1,482,669

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	11,537,586
Class B	112,192
Class C	963,364
Class Y	359,056
Class R5	384
Class R6	54,003
Class A:
Net asset value per share	$27.60
Maximum offering price per share
(Net asset value of $27.60 ÷ 94.50%)	$29.21
Class B:
Net asset value and offering price per share	$25.46
Class C:
Net asset value and offering price per share	$25.46
Class Y:
Net asset value and offering price per share	$27.65
Class R5:
Net asset value and offering price per share	$27.46
Class R6:
Net asset value and offering price per share	$27.46

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Growth Fund

Statement of Operations

For the six months ended April 30, 2016

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $240,000)	$3,437,667
Dividends from affiliated money market funds	33,400
Total investment income	3,471,067

Expenses:
Advisory fees	1,351,077
Administrative services fees	51,538
Custodian fees	39,046
Distribution fees:
Class A	379,898
Class B	15,803
Class C	119,965
Transfer agent fees — A, B, C and Y	408,724
Transfer agent fees — R5	3
Transfer agent fees — R6	377
Trustees’ and officers’ fees and benefits	15,895
Registration and filing fees	41,093
Reports to shareholders	24,702
Professional services fees	28,262
Other	17,510
Total expenses	2,493,893
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(189,240)
Net expenses	2,304,653
Net investment income	1,166,414

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	1,145,082
Foreign currencies	22,079
1,167,161
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $27,226)	(301,484)
Foreign currencies	33,968
(267,516)
Net realized and unrealized gain	899,645
Net increase in net assets resulting from operations	$2,066,059

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2016 and the year ended October 31, 2015

(Unaudited)

	April 30, 2016	October 31, 2015
Operations:
Net investment income	$1,166,414	$1,697,543
Net realized gain	1,167,161	12,033,973
Change in net unrealized appreciation (depreciation)	(267,516)	(14,223,907)
Net increase (decrease) in net assets resulting from operations	2,066,059	(492,391)

Distributions to shareholders from net investment income:
Class A	(1,630,690)	(1,810,977)
Class Y	(59,257)	(34,501)
Class R5	(103)	(11,226)
Class R6	(11,967)	(126)
Total distributions from net investment income	(1,702,017)	(1,856,830)

Distributions to shareholders from net realized gains:
Class A	(10,819,065)	(23,403,048)
Class B	(129,522)	(432,841)
Class C	(954,287)	(2,070,354)
Class Y	(265,364)	(326,031)
Class R5	(380)	(84,043)
Class R6	(44,395)	(944)
Total distributions from net realized gains	(12,213,013)	(26,317,261)

Share transactions–net:
Class A	19,785,119	19,626,739
Class B	(590,841)	(1,557,277)
Class C	51,919	1,958,192
Class Y	2,479,761	3,756,458
Class R5	—	(1,012,643)
Class R6	253,440	1,319,044
Net increase in net assets resulting from share transactions	21,979,398	24,090,513
Net increase (decrease) in net assets	10,130,427	(4,575,969)

Net assets:
Beginning of period	347,072,631	351,648,600
End of period (includes undistributed net investment income of $998,598 and $1,534,201, respectively)	$357,203,058	$347,072,631

Notes to Financial Statements

April 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they

9                         Invesco Global Growth Fund

convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

10                         Invesco Global Growth Fund

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the

11                         Invesco Global Growth Fund

contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

For the six months ended April 30, 2016, the effective advisory fees incurred by the Fund was 0.79%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2017, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 1.31%, 2.06%, 2.06%, 1.06%, 1.06% and 1.06%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2016, the Adviser waived advisory fees of $12,860 and reimbursed class level expenses of $156,157, $1,624, $12,328 and $3,957 of Class A, Class B, Class C and Class Y shares, respectively.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2016, IDI advised the Fund that IDI retained $85,097 in front-end sales commissions from the sale of Class A shares and $16,872, $244 and $262 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Global Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2016, there were transfers from Level 1 to Level 2 of $3,750,015 and from Level 2 to Level 1 of $32,526,815, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$5,458,277	$—	$—	$5,458,277
Belgium	—	2,733,305	—	2,733,305
Brazil	9,434,595	—	—	9,434,595
Canada	11,386,474	—	—	11,386,474
China	7,588,863	6,144,329	—	13,733,192
Denmark	2,540,708	5,314,736	—	7,855,444
France	6,085,759	—	—	6,085,759
Germany	11,486,820	—	—	11,486,820
Hong Kong	—	10,632,050	—	10,632,050
Indonesia	—	2,206,256	—	2,206,256
Israel	9,248,252	—	—	9,248,252
Italy	—	1,351,730	—	1,351,730
Japan	—	13,740,123	—	13,740,123
Mexico	2,607,842	—	—	2,607,842
Singapore	4,523,205	2,398,285	—	6,921,490
South Korea	—	976,482	—	976,482
Spain	—	3,098,986	—	3,098,986
Sweden	8,441,811	—	—	8,441,811
Switzerland	12,425,604	5,415,796	—	17,841,400
Taiwan	—	4,970,803	—	4,970,803
Thailand	—	3,187,683	—	3,187,683
Turkey	1,910,630	—	—	1,910,630
United Kingdom	2,616,418	37,255,480	—	39,871,898
United States	161,656,067	—	—	161,656,067
Total Investments	$257,411,325	$99,426,044	$—	$356,837,369

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,314.

13                         Invesco Global Growth Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2015.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2016 was $27,510,787 and $29,349,056, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$93,122,679
Aggregate unrealized (depreciation) of investment securities	(9,726,649)
Net unrealized appreciation of investment securities	$83,396,030

Cost of investments for tax purposes is $273,441,339.

14                         Invesco Global Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2016(a)		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	1,059,149	$28,371,094	1,012,086	$29,592,895
Class B	5,465	134,974	6,896	188,022
Class C	116,783	2,884,366	124,459	3,408,293
Class Y	140,905	3,884,300	171,444	4,995,873
Class R6	11,757	316,964	46,005	1,373,476

Issued as reinvestment of dividends:
Class A	459,389	12,150,838	822,495	22,996,947
Class B	5,282	129,311	16,087	418,265
Class C	38,549	943,677	75,132	1,953,418
Class Y	11,767	311,596	10,816	302,732
Class R5	—	—	3,389	94,247
Class R6	2,125	55,858	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	24,138	648,252	47,369	1,393,135
Class B	(26,136)	(648,252)	(51,097)	(1,393,135)

Reacquired:
Class A	(796,300)	(21,385,065)	(1,172,589)	(34,356,238)
Class B	(8,381)	(206,874)	(28,216)	(770,429)
Class C	(157,275)	(3,776,124)	(125,853)	(3,403,519)
Class Y	(62,508)	(1,716,135)	(52,578)	(1,542,147)
Class R5	—	—	(38,874)	(1,106,890)
Class R6	(4,467)	(119,382)	(1,820)	(54,432)
Net increase in share activity	820,242	$21,979,398	865,151	$24,090,513

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 38% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Global Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/16	$28.63	$0.10	$0.01	$0.11	$(0.15)	$(0.99)	$(1.14)	$27.60	0.55%	$318,394	1.30	%(e)	1.41	%(e)	0.74	%(e)	8%
Year ended 10/31/15	31.21	0.16	(0.21)	(0.05)	(0.18)	(2.35)	(2.53)	28.63	0.02	308,940	1.40		1.42		0.55		24
Year ended 10/31/14	29.84	0.23	2.34	2.57	(0.20)	(1.00)	(1.20)	31.21	9.00	314,679	1.43		1.43		0.76		27
Year ended 10/31/13	24.22	0.15	5.82	5.97	(0.22)	(0.13)	(0.35)	29.84	24.96	325,319	1.43		1.47		0.56		29
Year ended 10/31/12	22.26	0.20	1.90	2.10	(0.14)	—	(0.14)	24.22	9.50	277,313	1.34		1.56		0.85		33
Year ended 10/31/11	22.30	0.12	(0.02)	0.10	(0.14)	—	(0.14)	22.26	0.41	185,484	1.62		1.63		0.50		28
Class B
Six months ended 04/30/16	26.44	(0.00)	0.01	0.01	—	(0.99)	(0.99)	25.46	0.18	2,856	2.05	(e)	2.16	(e)	(0.01	)(e)	8
Year ended 10/31/15	29.04	(0.06)	(0.19)	(0.25)	—	(2.35)	(2.35)	26.44	(0.74)	3,595	2.15		2.17		(0.20)		24
Year ended 10/31/14	27.87	0.01	2.18	2.19	(0.02)	(1.00)	(1.02)	29.04	8.17	5,585	2.18		2.18		0.01		27
Year ended 10/31/13	22.64	(0.05)	5.45	5.40	(0.04)	(0.13)	(0.17)	27.87	24.03	7,975	2.18		2.22		(0.19)		29
Year ended 10/31/12	20.83	0.02	1.79	1.81	—	—	—	22.64	8.69	9,368	2.09		2.31		0.10		33
Year ended 10/31/11	20.90	(0.05)	(0.02)	(0.07)	—	—	—	20.83	(0.33)	10,776	2.37		2.38		(0.25)		28
Class C
Six months ended 04/30/16	26.45	(0.00)	(0.00)	(0.00)	—	(0.99)	(0.99)	25.46	0.14	24,531	2.05	(e)	2.16	(e)	(0.01	)(e)	8
Year ended 10/31/15	29.05	(0.06)	(0.19)	(0.25)	—	(2.35)	(2.35)	26.45	(0.74)	25,530	2.15		2.17		(0.20)		24
Year ended 10/31/14	27.87	0.01	2.19	2.20	(0.02)	(1.00)	(1.02)	29.05	8.21	25,896	2.18		2.18		0.01		27
Year ended 10/31/13	22.64	(0.05)	5.45	5.40	(0.04)	(0.13)	(0.17)	27.87	24.03	25,175	2.18		2.22		(0.19)		29
Year ended 10/31/12	20.83	0.02	1.79	1.81	—	—	—	22.64	8.69	21,803	2.09		2.31		0.10		33
Year ended 10/31/11	20.90	(0.05)	(0.02)	(0.07)	—	—	—	20.83	(0.33)	10,838	2.37		2.38		(0.25)		28
Class Y
Six months ended 04/30/16	28.72	0.13	0.01	0.14	(0.22)	(0.99)	(1.21)	27.65	0.67	9,929	1.05	(e)	1.16	(e)	0.99	(e)	8
Year ended 10/31/15	31.30	0.23	(0.21)	0.02	(0.25)	(2.35)	(2.60)	28.72	0.26	7,724	1.15		1.17		0.80		24
Year ended 10/31/14	29.94	0.31	2.33	2.64	(0.28)	(1.00)	(1.28)	31.30	9.24	4,358	1.18		1.18		1.01		27
Year ended 10/31/13	24.29	0.22	5.83	6.05	(0.27)	(0.13)	(0.40)	29.94	25.31	3,144	1.18		1.22		0.81		29
Year ended 10/31/12	22.33	0.25	1.91	2.16	(0.20)	—	(0.20)	24.29	9.78	2,372	1.09		1.31		1.10		33
Year ended 10/31/11	22.37	0.17	(0.02)	0.15	(0.19)	—	(0.19)	22.33	0.66	1,400	1.37		1.38		0.75		28
Class R5
Six months ended 04/30/16	28.57	0.14	(0.00)	0.14	(0.26)	(0.99)	(1.25)	27.46	0.70	11	0.97	(e)	0.98	(e)	1.07	(e)	8
Year ended 10/31/15	31.17	0.30	(0.24)	0.06	(0.31)	(2.35)	(2.66)	28.57	0.42	11	0.99		0.99		0.96		24
Year ended 10/31/14	29.82	0.38	2.31	2.69	(0.34)	(1.00)	(1.34)	31.17	9.49	1,118	0.94		0.94		1.25		27
Year ended 10/31/13	24.18	0.27	5.80	6.07	(0.30)	(0.13)	(0.43)	29.82	25.51	825	0.99		0.99		1.00		29
Year ended 10/31/12	22.33	0.28	1.90	2.18	(0.33)	—	(0.33)	24.18	9.95	379	0.99		0.99		1.20		33
Year ended 10/31/11	22.37	0.28	(0.06)	0.22	(0.26)	—	(0.26)	22.33	0.95	306	0.82		0.83		1.30		28
Class R6
Six months ended 04/30/16	28.56	0.14	0.02	0.16	(0.27)	(0.99)	(1.26)	27.46	0.74	1,483	0.97	(e)	0.98	(e)	1.07	(e)	8
Year ended 10/31/15	31.16	0.28	(0.22)	0.06	(0.31)	(2.35)	(2.66)	28.56	0.42	1,274	0.99		0.99		0.96		24
Year ended 10/31/14	29.80	0.38	2.32	2.70	(0.34)	(1.00)	(1.34)	31.16	9.53	13	0.94		0.94		1.25		27
Year ended 10/31/13	24.17	0.27	5.79	6.06	(0.30)	(0.13)	(0.43)	29.80	25.52	12	0.99		0.99		1.00		29
Year ended 10/31/12(f)	24.84	0.03	(0.70)	(0.67)	—	—	—	24.17	(2.70)	10	0.95	(g)	0.96	(g)	1.24	(g)	33

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class Y and Class R5, which were less than $0.005 per share for the fiscal years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended October 31, 2012, the portfolio turnover calculation excludes the value of securities purchased of $92,850,953 and sold of $35,562,826 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Global Advantage Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $305,588, $3,178, $24,125, $7,744, $10 and $1,278 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

16                         Invesco Global Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2015 through April 30, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,005.50	$6.48	$1,018.40	$6.52	1.30%
B	1,000.00	1,001.40	10.20	1,014.67	10.27	2.05
C	1,000.00	1,001.80	10.20	1,014.67	10.27	2.05
Y	1,000.00	1,006.70	5.24	1,019.64	5.27	1.05
R5	1,000.00	1,007.00	4.84	1,020.04	4.87	0.97
R6	1,000.00	1,007.00	4.84	1,020.04	4.87	0.97

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2015 through April 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17                         Invesco Global Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	GLG-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2016

Invesco Global Opportunities Fund
Nasdaq:
A: IAOPX ■ C: ICOPX ■ R: IROPX ■ Y: IYOPX ■ R5: IIOPX ■ R6: IFOPX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
5 Financial Statements
7 Notes to Financial Statements
13 Financial Highlights
14 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/15 to 4/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.21%
Class C Shares	-0.47
Class R Shares	-0.23
Class Y Shares	-0.04
Class R5 Shares	-0.04
Class R6 Shares	-0.11
MSCI All Country World Index▼ (Broad Market/Style-Specific Index)	-0.94
Lipper Global Large-Cap Core Funds Index■ (Peer Group Index)	-0.76
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Global Large-Cap Core Funds Index is an unmanaged index considered representative of global large-cap core funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/16, including maximum applicable sales charges

Class A Shares
Inception (8/3/12)	10.84%
1 Year	-10.93

Class C Shares
Inception (8/3/12)	11.68%
1 Year	-7.38

Class R Shares
Inception (8/3/12)	12.24%
1 Year	-6.00

Class Y Shares
Inception (8/3/12)	12.79%
1 Year	-5.56

Class R5 Shares
Inception (8/3/12)	12.81%
1 Year	-5.56

Class R6 Shares
Inception	12.79%
1 Year	-5.56

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Average Annual Total Returns
As of 3/31/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (8/3/12)	10.01%
1 Year	-10.12

Class C Shares
Inception (8/3/12)	10.86%
1 Year	-6.51

Class R Shares
Inception (8/3/12)	11.41%
1 Year	-5.18

Class Y Shares
Inception (8/3/12)	11.96%
1 Year	-4.74

Class R5 Shares
Inception (8/3/12)	11.98%
1 Year	-4.67

Class R6 Shares
Inception	11.99%
1 Year	-4.67

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit

invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.36%, 2.11%, 1.61%, 1.11%, 1.11% and 1.11%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 2.94%, 3.69%, 3.19%, 2.69%, 2.45% and 2.45%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2017. See current prospectus for more information.

2                         Invesco Global Opportunities Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                          Invesco Global Opportunities Fund

Schedule of Investments

April 30, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.96%
Brazil–3.48%
EZ Tec Empreendimentos e Participacoes S.A.	141,692	$687,936

China–2.58%
NetEase, Inc.–ADR	3,627	510,319

France–6.48%
Airbus Group SE	9,380	586,542
Legrand S.A.	12,173	693,311
		1,279,853

Germany–5.76%
Bayer AG	3,651	421,193
Volkswagen AG–Preference Shares	4,956	717,587
		1,138,780

Hong Kong–6.92%
CK Hutchison Holdings Ltd.	27,680	331,020
Standard Chartered PLC	127,564	1,036,943
		1,367,963

Indonesia–1.24%
PT Bank Rakyat Indonesia Persero Tbk	312,100	244,473

Norway–4.28%
Statoil ASA	48,061	845,102

Sweden–2.60%
Lundin Petroleum AB(a)	27,353	513,714

Switzerland–2.72%
LafargeHolcim Ltd.	1	43
Novartis AG	7,055	538,392
		538,435

United Kingdom–21.82%
Booker Group PLC	136,056	322,703
DS Smith PLC	84,871	474,111
Essentra PLC	28,357	337,490
London Stock Exchange Group PLC	16,505	654,275
Rolls-Royce Holdings PLC	60,651	595,572

	Shares	Value
United Kingdom–(continued)
Rolls-Royce Holdings PLC–Preference Shares(a)	4,306,221	$6,292
Royal Dutch Shell PLC–Class A	37,061	982,512
Tesco PLC(a)	205,534	516,844
Thomas Cook Group PLC(a)	327,527	423,569
		4,313,368

United States–41.08%
American Express Co.	10,329	675,826
Berkshire Hathaway Inc.–Class B(a)	3,042	442,550
Citigroup Inc.	21,031	973,315
Colfax Corp.(a)	9,550	309,706
First Republic Bank	10,948	769,863
J. C. Penney Co., Inc.(a)	29,282	271,737
JPMorgan Chase & Co.	17,803	1,125,150
Las Vegas Sands Corp.	9,128	412,129
Markel Corp.(a)	291	261,641
MasterCard, Inc.–Class A	7,728	749,539
Monsanto Co.	3,110	291,345
S&P Global Inc.	3,936	420,562
Samsonite International S.A.	121,200	391,401
Union Pacific Corp.	3,578	312,109
United Technologies Corp.	6,822	712,012
		8,118,885
Total Common Stocks & Other Equity Interests (Cost $19,255,759)		19,558,828

Money Market Funds–0.75%
Liquid Assets Portfolio–Institutional Class, 0.44%(b)	74,129	74,129
Premier Portfolio–Institutional Class, 0.39%(b)	74,128	74,128
Total Money Market Funds (Cost $148,257)		148,257
TOTAL INVESTMENTS–99.71% (Cost $19,404,016)		19,707,085
OTHER ASSETS LESS LIABILITIES–0.29%		56,750
NET ASSETS–100.00%		$19,763,835

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2016

Financials	33.4%
Industrials	17.9
Consumer Discretionary	14.7
Energy	11.8
Information Technology	6.4
Materials	5.6
Health Care	4.9
Consumer Staples	4.3
Money Market Funds Plus Other Assets Less Liabilities	1.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Global Opportunities Fund

Statement of Assets and Liabilities

April 30, 2016

(Unaudited)

Assets:
Investments, at value (Cost $19,255,759)	$19,558,828
Investments in affiliated money market funds, at value and cost	148,257
Total investments, at value (Cost $19,404,016)	19,707,085
Foreign currencies, at value (Cost $35,387)	36,431
Receivable for:
Investments sold	238,270
Fund shares sold	2,232
Dividends	43,152
Fund expenses absorbed	7,507
Investment for trustee deferred compensation and retirement plans	11,030
Other assets	25,654
Total assets	20,071,361

Liabilities:
Payable for:
Investments purchased	229,065
Fund shares reacquired	1,508
Accrued fees to affiliates	23,117
Accrued trustees’ and officers’ fees and benefits	1,864
Accrued other operating expenses	40,762
Trustee deferred compensation and retirement plans	11,210
Total liabilities	307,526
Net assets applicable to shares outstanding	$19,763,835

Net assets consist of:
Shares of beneficial interest	$19,998,630
Undistributed net investment income	(3,122)
Undistributed net realized gain (loss)	(534,808)
Net unrealized appreciation	303,135
$19,763,835

Net Assets:
Class A	$12,908,916
Class C	$2,937,595
Class R	$255,481
Class Y	$3,637,315
Class R5	$12,721
Class R6	$11,807

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	1,018,826
Class C	235,845
Class R	20,266
Class Y	286,411
Class R5	1,001
Class R6	930
Class A:
Net asset value per share	$12.67
Maximum offering price per share
(Net asset value of $12.67 ÷ 94.50%)	$13.41
Class C:
Net asset value and offering price per share	$12.46
Class R:
Net asset value and offering price per share	$12.61
Class Y:
Net asset value and offering price per share	$12.70
Class R5:
Net asset value and offering price per share	$12.71
Class R6:
Net asset value and offering price per share	$12.70

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Opportunities Fund

Statement of Operations

For the six months ended April 30, 2016

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $9,180)	$144,371
Dividends from affiliated money market funds	415
Total investment income	144,786

Expenses:
Advisory fees	74,631
Administrative services fees	24,863
Custodian fees	5,267
Distribution fees:
Class A	14,869
Class C	13,877
Class R	544
Transfer agent fees — A, C, R and Y	31,674
Transfer agent fees — R5	5
Transfer agent fees — R6	4
Trustees’ and officers’ fees and benefits	9,525
Registration and filing fees	35,503
Reports to shareholders	7,662
Professional services fees	33,736
Other	7,179
Total expenses	259,339
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(126,746)
Net expenses	132,593
Net investment income	12,193

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(203,921)
Foreign currencies	(8,508)
(212,429)
Change in net unrealized appreciation of:
Investment securities	161,692
Foreign currencies	2,907
164,599
Net realized and unrealized gain (loss)	(47,830)
Net increase (decrease) in net assets resulting from operations	$(35,637)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Opportunities Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2016 and the year ended October 31, 2015

(Unaudited)

	April 30, 2016	October 31, 2015
Operations:
Net investment income	$12,193	$52,110
Net realized gain (loss)	(212,429)	553,362
Change in net unrealized appreciation (depreciation)	164,599	(713,753)
Net increase (decrease) in net assets resulting from operations	(35,637)	(108,281)

Distributions to shareholders from net investment income:
Class A	(20,017)	(158,805)
Class C	—	(10,983)
Class R	—	(1,853)
Class Y	(15,245)	(53,196)
Class R5	(52)	(261)
Class R6	(48)	(243)
Total distributions from net investment income	(35,362)	(225,341)

Distributions to shareholders from net realized gains:
Class A	(366,471)	(1,159,655)
Class C	(87,858)	(244,473)
Class R	(6,311)	(17,319)
Class Y	(113,691)	(318,954)
Class R5	(387)	(1,566)
Class R6	(359)	(1,454)
Total distributions from net realized gains	(575,077)	(1,743,421)

Share transactions–net:
Class A	875,711	3,066,764
Class C	73,445	922,698
Class R	40,894	79,273
Class Y	(876,776)	1,735,517
Net increase in net assets resulting from share transactions	113,274	5,804,252
Net increase (decrease) in net assets	(532,802)	3,727,209

Net assets:
Beginning of period	20,296,637	16,569,428
End of period (includes undistributed net investment income of $(3,122) and $20,047, respectively)	$19,763,835	$20,296,637

Notes to Financial Statements

April 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Opportunities Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

7                         Invesco Global Opportunities Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

8                         Invesco Global Opportunities Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the

9                         Invesco Global Opportunities Fund

Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

For the six months ended April 30, 2016, the effective advisory fees incurred by the Fund was 0.80%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.36%, 2.11%, 1.61%, 1.11%, 1.11% and 1.11%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2016, the Adviser waived advisory fees and reimbursed fund level expenses of $95,063 and reimbursed class level expenses of $20,092, $4,688, $367, $6,328, $5 and $4 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2016, IDI advised the Fund that IDI retained $3,935 in front-end sales commissions from the sale of Class A shares and $9 and $171 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

10                         Invesco Global Opportunities Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2016, there were transfers from Level 1 to Level 2 of $513,713 and from Level 2 to Level 1 of $2,842,416, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Brazil	$687,936	$—	$—	$687,936
China	510,319	—	—	510,319
France	1,279,853	—	—	1,279,853
Germany	1,138,780	—	—	1,138,780
Hong Kong	—	1,367,963	—	1,367,963
Indonesia	—	244,473	—	244,473
Norway	—	845,102	—	845,102
Sweden	—	513,714	—	513,714
Switzerland	538,435	—	—	538,435
United Kingdom	1,177,411	3,135,957	—	4,313,368
United States	8,267,142	—	—	8,267,142
Total Investments	$13,599,876	$6,107,209	$—	$19,707,085

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $199.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

11                         Invesco Global Opportunities Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2015.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2016 was $5,321,640 and $5,313,823, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,277,682
Aggregate unrealized (depreciation) of investment securities	(1,283,967)
Net unrealized appreciation (depreciation) of investment securities	$(6,285)

Cost of investments for tax purposes is $19,713,370.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2016(a)		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	182,033	$2,196,601	745,064	$10,095,196
Class C	40,815	486,614	157,144	2,124,840
Class R	5,514	66,118	8,066	107,880
Class Y	25,006	307,019	399,612	4,922,074

Issued as reinvestment of dividends:
Class A	32,326	386,300	100,243	1,253,041
Class C	7,458	87,858	20,271	251,366
Class R	498	5,924	1,399	17,438
Class Y	10,723	128,363	6,729	84,246

Reacquired:
Class A	(140,661)	(1,707,190)	(653,868)	(8,281,473)
Class C	(41,824)	(501,027)	(109,873)	(1,453,508)
Class R	(2,473)	(31,148)	(3,493)	(46,045)
Class Y	(104,737)	(1,312,158)	(248,246)	(3,270,803)
Net increase in share activity	14,678	$113,274	423,048	$5,804,252

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12                         Invesco Global Opportunities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/16	$13.13	$0.01	$(0.06)	$(0.05)	$(0.02)	$(0.39)	$(0.41)	$12.67	(0.21)%	$12,909	1.36	%(d)	2.72	%(d)	0.19	%(d)	28%
Year ended 10/31/15	14.74	0.06	0.11	0.17	(0.22)	(1.56)	(1.78)	13.13	1.76	12,405	1.36		2.94		0.43		71
Year ended 10/31/14	14.90	0.14	0.17	0.31	(0.06)	(0.41)	(0.47)	14.74	2.11	11,113	1.36		2.39		0.96		106
Year ended 10/31/13	10.64	0.13	4.20	4.33	(0.07)	—	(0.07)	14.90	40.94	10,912	1.36		4.80		0.97		76
Year ended 10/31/12(e)	10.00	0.02	0.62	0.64	—	—	—	10.64	6.40	1,658	1.35	(f)	11.20	(f)	0.80	(f)	9
Class C
Six months ended 04/30/16	12.93	(0.03)	(0.05)	(0.08)	—	(0.39)	(0.39)	12.46	(0.47)	2,938	2.11	(d)	3.47	(d)	(0.56	)(d)	28
Year ended 10/31/15	14.51	(0.04)	0.10	0.06	(0.08)	(1.56)	(1.64)	12.93	0.86	2,967	2.11		3.69		(0.32)		71
Year ended 10/31/14	14.76	0.03	0.17	0.20	(0.04)	(0.41)	(0.45)	14.51	1.39	2,348	2.11		3.14		0.21		106
Year ended 10/31/13	10.62	0.03	4.18	4.21	(0.07)	—	(0.07)	14.76	39.85	1,292	2.11		5.55		0.22		76
Year ended 10/31/12(e)	10.00	0.00	0.62	0.62	—	—	—	10.62	6.20	14	2.10	(f)	11.95	(f)	0.05	(f)	9
Class R
Six months ended 04/30/16	13.05	(0.00)	(0.05)	(0.05)	—	(0.39)	(0.39)	12.61	(0.23)	255	1.61	(d)	2.97	(d)	(0.06	)(d)	28
Year ended 10/31/15	14.67	0.02	0.09	0.11	(0.17)	(1.56)	(1.73)	13.05	1.31	218	1.61		3.19		0.18		71
Year ended 10/31/14	14.85	0.11	0.17	0.28	(0.05)	(0.41)	(0.46)	14.67	1.94	158	1.61		2.64		0.71		106
Year ended 10/31/13	10.63	0.09	4.20	4.29	(0.07)	—	(0.07)	14.85	40.59	40	1.61		5.05		0.72		76
Year ended 10/31/12(e)	10.00	0.01	0.62	0.63	—	—	—	10.63	6.30	11	1.60	(f)	11.45	(f)	0.55	(f)	9
Class Y
Six months ended 04/30/16	13.17	0.03	(0.06)	(0.03)	(0.05)	(0.39)	(0.44)	12.70	(0.04)	3,637	1.11	(d)	2.47	(d)	0.44	(d)	28
Year ended 10/31/15	14.81	0.09	0.09	0.18	(0.26)	(1.56)	(1.82)	13.17	1.90	4,681	1.11		2.69		0.68		71
Year ended 10/31/14	14.94	0.18	0.17	0.35	(0.07)	(0.41)	(0.48)	14.81	2.39	2,922	1.11		2.14		1.21		106
Year ended 10/31/13	10.65	0.16	4.20	4.36	(0.07)	—	(0.07)	14.94	41.21	5,414	1.11		4.55		1.22		76
Year ended 10/31/12(e)	10.00	0.03	0.62	0.65	—	—	—	10.65	6.50	1,581	1.10	(f)	10.95	(f)	1.05	(f)	9
Class R5
Six months ended 04/30/16	13.18	0.03	(0.06)	(0.03)	(0.05)	(0.39)	(0.44)	12.71	(0.04)	13	1.11	(d)	2.21	(d)	0.44	(d)	28
Year ended 10/31/15	14.81	0.09	0.10	0.19	(0.26)	(1.56)	(1.82)	13.18	1.97	13	1.11		2.45		0.68		71
Year ended 10/31/14	14.94	0.18	0.17	0.35	(0.07)	(0.41)	(0.48)	14.81	2.39	15	1.11		1.99		1.21		106
Year ended 10/31/13	10.64	0.16	4.21	4.37	(0.07)	—	(0.07)	14.94	41.34	15	1.11		4.53		1.22		76
Year ended 10/31/12(e)	10.00	0.03	0.61	0.64	—	—	—	10.64	6.40	11	1.10	(f)	11.00	(f)	1.05	(f)	9
Class R6
Six months ended 04/30/16	13.17	0.03	(0.06)	(0.03)	(0.05)	(0.39)	(0.44)	12.70	(0.04)	12	1.11	(d)	2.21	(d)	0.44	(d)	28
Year ended 10/31/15	14.81	0.09	0.09	0.18	(0.26)	(1.56)	(1.82)	13.17	1.89	12	1.11		2.45		0.68		71
Year ended 10/31/14	14.94	0.18	0.17	0.35	(0.07)	(0.41)	(0.48)	14.81	2.39	14	1.11		1.99		1.21		106
Year ended 10/31/13	10.64	0.16	4.21	4.37	(0.07)	—	(0.07)	14.94	41.34	14	1.11		4.53		1.22		76
Year ended 10/31/12(e)	10.76	0.01	(0.13)	(0.12)	—	—	—	10.64	(1.12)	10	1.10	(f)	8.37	(f)	1.05	(f)	9

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $11,961, $2,791, $219, $3,767, $12 and $11 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of August 3, 2012 for Class A, Class C, Class R, Class Y and Class R5 shares and September 24, 2012 for Class R6 shares.
(f)	Annualized.

13                         Invesco Global Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2015 through April 30, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,012.80	$6.81	$1,018.10	$6.82	1.36%
C	1,000.00	1,010.20	10.55	1,014.37	10.57	2.11
R	1,000.00	1,011.60	8.05	1,016.86	8.07	1.61
Y	1,000.00	1,014.00	5.56	1,019.34	5.57	1.11
R5	1,000.00	1,014.10	5.56	1,019.34	5.57	1.11
R6	1,000.00	1,014.50	5.56	1,019.34	5.57	1.11

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2015 through April 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

14                         Invesco Global Opportunities Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	GLOPP-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2016

Invesco Global Small & Mid Cap Growth Fund
Nasdaq:
A: AGAAX ¡ B: AGABX ¡ C: AGACX ¡ Y: AGAYX ¡ R5: GAIIX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
9 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/15 to 4/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.46%
Class B Shares	-0.90
Class C Shares	-0.84
Class Y Shares	-0.34
Class R5 Shares	-0.32
MSCI All Country World Small Mid Cap Index▼ (Broad Market Index)	0.96
MSCI All Country World Small and Mid Cap Growth Index▼ (Style-Specific Index)	0.09
Lipper Global Small/Mid-Cap Funds Classification Average■ (Peer Group)	-0.07
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI All Country World Small Mid Cap Index is a free float-adjusted market capitalization weighted index designed to measure small and mid-cap securities in developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI All Country World Small and Mid Cap Growth Index is a free float-adjusted market capitalization weighted index designed to measure small and mid-cap growth securities in developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Global Small/Mid-Cap Funds Classification Average represents an average of all of the funds in the Lipper Global Small/Mid-Cap Funds classification.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                    Invesco Global Small & Mid Cap Growth Fund

Average Annual Total Returns
As of 4/30/16, including maximum applicable sales charges

Class A Shares
Inception (9/15/94)	7.75%
10 Years	3.70
5 Years	2.91
1 Year	-11.57

Class B Shares
Inception (9/15/94)	7.82%
10 Years	3.66
5 Years	3.02
1 Year	-11.45

Class C Shares
Inception (8/4/97)	5.03%
10 Years	3.51
5 Years	3.30
1 Year	-8.00

Class Y Shares
10 Years	4.48%
5 Years	4.33
1 Year	-6.19

Class R5 Shares
10 Years	4.72%
5 Years	4.51
1 Year	-6.06

Average Annual Total Returns
As of 3/31/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (9/15/94)	7.69%
10 Years	3.89
5 Years	3.69
1 Year	-10.76

Class B Shares
Inception (9/15/94)	7.76%
10 Years	3.86
5 Years	3.81
1 Year	-10.62

Class C Shares
Inception (8/4/97)	4.95%
10 Years	3.70
5 Years	4.08
1 Year	-7.14

Class Y Shares
10 Years	4.68%
5 Years	5.13
1 Year	-5.29

Class R5 Shares
10 Years	4.92%
5 Years	5.31
1 Year	-5.19

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R5 shares incepted on September 28, 2007. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R5 shares was

1.36%, 2.11%, 2.11%, 1.11% and 0.99%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R5 shares was 1.37%, 2.12%, 2.12%, 1.12% and 1.00%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2018. See current prospectus for more information.

3 Invesco Global Small & Mid Cap Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4 Invesco Global Small & Mid Cap Growth Fund

Schedule of Investments

April 30, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–91.16%
Australia–1.02%
Computershare Ltd.	706,036	$5,428,110

Brazil–4.82%
BM&FBOVESPA S.A.	565,000	2,822,002
BR Malls Participacoes S.A.	960,400	4,727,101
CETIP S.A.–Mercados Organizados	670,565	8,230,853
Cielo S.A.	1,018,970	9,924,123
		25,704,079

Canada–6.47%
Celestica Inc.(a)	427,000	4,576,762
Fairfax Financial Holdings Ltd.	20,671	11,078,015
Onex Corp.	167,223	10,371,731
Open Text Corp.	90,310	5,055,805
TransForce, Inc.	180,000	3,396,741
		34,479,054

China–3.35%
Lee & Man Paper Manufacturing Ltd.	18,034,000	11,772,692
NetEase, Inc.–ADR	43,353	6,099,767
		17,872,459

Colombia–0.64%
Gran Tierra Energy Inc.(a)	1,149,433	3,389,172

France–0.82%
Bollore S.A.	1,096,700	4,344,986

Germany–4.51%
Deutsche Boerse AG	151,855	12,465,570
MorphoSys AG(a)	157,821	7,897,155
MTU Aero Engines AG	39,000	3,680,626
		24,043,351

Hong Kong–5.55%
Hongkong Land Holdings Ltd.	1,992,100	12,622,701
WH Group Ltd.(a)(b)	21,039,000	16,962,933
		29,585,634

Indonesia–0.57%
PT Perusahaan Gas Negara Persero Tbk	15,437,600	3,055,620

Ireland–0.84%
Origin Enterprises PLC	639,000	4,501,338

Israel–1.83%
Israel Chemicals Ltd.	934,724	4,618,573
Israel Discount Bank Ltd.–Class A(a)	3,086,000	5,138,399
		9,756,972

Japan–1.48%
EXEDY Corp.	339,300	7,858,489

	Shares	Value
Netherlands–0.57%
NXP Semiconductors N.V.(a)	35,672	$3,042,108

Norway–0.17%
Prosafe S.E.	1,504,155	904,116

Philippines–1.19%
Energy Development Corp.	50,672,100	6,362,029

Switzerland–1.75%
Aryzta AG	112,518	4,369,574
Tecan Group AG	35,536	4,934,732
		9,304,306

Turkey–3.59%
Haci Omer Sabanci Holding A.S.	2,639,111	9,525,093
Tupras-Turkiye Petrol Rafinerileri A.S.	363,635	9,587,183
		19,112,276

United Kingdom–24.28%
Aberdeen Asset Management PLC	1,170,542	5,138,010
Compass Group PLC	340,574	6,077,753
DCC PLC	308,961	27,412,919
HomeServe PLC	1,099,489	6,654,199
IG Group Holdings PLC	1,244,518	14,087,917
Informa PLC	1,064,791	10,182,838
John Wood Group PLC	680,000	6,226,140
Jupiter Fund Management PLC	958,750	5,915,852
Lancashire Holdings Ltd.	637,330	5,126,325
Micro Focus International PLC	861,607	19,285,201
Savills PLC	548,358	5,959,526
Smiths Group PLC	227,956	3,702,184
UBM PLC	374,848	3,123,293
Ultra Electronics Holdings PLC	225,074	5,807,789
William Hill PLC	1,019,541	4,658,299
		129,358,245

United States–27.71%
Acuity Brands, Inc.	9,649	2,353,295
Advance Auto Parts, Inc.	25,660	4,005,526
Affiliated Managers Group, Inc.(a)	20,401	3,474,698
Allegion PLC	58,659	3,839,232
Alliance Data Systems Corp.(a)	11,649	2,368,358
Amphenol Corp.–Class A	72,333	4,038,351
Boston Scientific Corp.(a)	237,792	5,212,401
Brunswick Corp.	92,267	4,431,584
Burlington Stores, Inc.(a)	83,481	4,755,913
Cabot Oil & Gas Corp.	73,201	1,712,903
Cadence Design Systems, Inc.(a)	246,212	5,709,656
Carlisle Cos. Inc.	51,404	5,238,068
Cavium Inc.(a)	46,744	2,307,751
Centene Corp.(a)	59,980	3,716,361

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Small & Mid Cap Growth Fund

	Shares	Value
United States–(continued)
Cinemark Holdings, Inc.	89,629	$3,105,645
Constellation Brands, Inc.–Class A	23,202	3,620,904
CoStar Group Inc.(a)	13,888	2,740,241
D.R. Horton, Inc.	45,645	1,372,089
Diamondback Energy Inc.(a)	19,540	1,691,773
E*TRADE Financial Corp.(a)	64,264	1,618,167
Fidelity National Information Services, Inc.	42,371	2,788,012
Foot Locker, Inc.	20,794	1,277,583
Harman International Industries, Inc.	21,411	1,643,508
Hologic, Inc.(a)	64,219	2,157,116
Intercontinental Exchange, Inc.	18,696	4,487,601
L Brands, Inc.	21,930	1,716,900
Lennox International Inc.	28,262	3,813,957
Masco Corp.	133,293	4,093,428
Medivation Inc.(a)	54,192	3,132,298
Monster Beverage Corp.(a)	11,557	1,666,751
Pacira Pharmaceuticals, Inc.(a)	35,519	1,921,933
Palo Alto Networks, Inc.(a)	15,447	2,330,489
PPG Industries, Inc.	47,721	5,267,921
Qorvo, Inc.(a)	53,748	2,420,272
S&P Global Inc.	21,456	2,292,574
SBA Communications Corp.–Class A(a)	26,361	2,716,237
Signet Jewelers Ltd.	28,090	3,049,450
Skechers U.S.A., Inc.–Class A(a)	53,163	1,757,037

	Shares	Value
United States–(continued)
Stanley Black & Decker Inc.	43,090	$4,822,633
SVB Financial Group(a)	27,032	2,818,897
Tractor Supply Co.	44,497	4,212,086
Tyler Technologies, Inc.(a)	17,956	2,628,938
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	9,124	1,900,347
Under Armour, Inc.–Class A(a)	30,156	1,325,055
VCA Inc.(a)	77,645	4,889,306
Vulcan Materials Co.	23,776	2,559,011
VWR Corp.(a)	127,132	3,386,796
WhiteWave Foods Co. (The)(a)	80,522	3,237,790
		147,626,842
Total Common Stocks & Other Equity Interests (Cost $367,959,039)		485,729,186

Money Market Funds–8.73%
Liquid Assets Portfolio–Institutional Class, 0.44%(c)	23,256,870	23,256,870
Premier Portfolio–Institutional Class, 0.39%(c)	23,256,869	23,256,869
Total Money Market Funds (Cost $46,513,739)		46,513,739
TOTAL INVESTMENTS–99.89% (Cost $414,472,778)		532,242,925
OTHER ASSETS LESS LIABILITIES–0.11%		586,027
NET ASSETS–100.00%		$532,828,952

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2016 represented 3.18% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2016

Financials	24.0%
Information Technology	15.2
Industrials	14.9
Consumer Discretionary	12.5
Health Care	7.0
Consumer Staples	6.4
Materials	4.5
Energy	4.4
Utilities	1.8
Telecommunication Services	0.5
Money Market Funds Plus Other Assets Less Liabilities	8.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Small & Mid Cap Growth Fund

Statement of Assets and Liabilities

April 30, 2016

(Unaudited)

Assets:
Investments, at value (Cost $367,959,039)	$485,729,186
Investments in affiliated money market funds, at value and cost	46,513,739
Total investments, at value (Cost $414,472,778)	532,242,925
Foreign currencies, at value (Cost $590,669)	612,524
Receivable for:
Fund shares sold	148,888
Dividends	1,408,119
Investment for trustee deferred compensation and retirement plans	193,231
Other assets	31,219
Total assets	534,636,906

Liabilities:
Payable for:
Investments purchased	656,024
Fund shares reacquired	497,424
Accrued foreign taxes	423
Accrued fees to affiliates	342,273
Accrued trustees’ and officers’ fees and benefits	2,015
Accrued other operating expenses	92,332
Trustee deferred compensation and retirement plans	217,463
Total liabilities	1,807,954
Net assets applicable to shares outstanding	$532,828,952

Net assets consist of:
Shares of beneficial interest	$416,736,974
Undistributed net investment income	1,807,758
Undistributed net realized gain (loss)	(3,515,567)
Net unrealized appreciation	117,799,787
$532,828,952

Net Assets:
Class A	$474,437,870
Class B	$5,408,575
Class C	$25,078,631
Class Y	$15,005,602
Class R5	$12,898,274

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	27,480,465
Class B	379,487
Class C	1,757,892
Class Y	867,485
Class R5	751,303
Class A:
Net asset value per share	$17.26
Maximum offering price per share
(Net asset value of $17.26 ÷ 94.50%)	$18.26
Class B:
Net asset value and offering price per share	$14.25
Class C:
Net asset value and offering price per share	$14.27
Class Y:
Net asset value and offering price per share	$17.30
Class R5:
Net asset value and offering price per share	$17.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Small & Mid Cap Growth Fund

Statement of Operations

For the six months ended April 30, 2016

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $283,483)	$5,592,672
Dividends from affiliated money market funds	82,956
Interest	82,223
Total investment income	5,757,851

Expenses:
Advisory fees	2,079,574
Administrative services fees	70,622
Custodian fees	65,496
Distribution fees:
Class A	585,312
Class B	31,343
Class C	126,325
Transfer agent fees — A, B, C and Y	598,987
Transfer agent fees — R5	6,323
Trustees’ and officers’ fees and benefits	21,400
Registration and filing fees	35,510
Reports to shareholders	36,115
Professional services fees	37,420
Other	18,751
Total expenses	3,713,178
Less: Fees waived and expense offset arrangement(s)	(43,654)
Net expenses	3,669,524
Net investment income	2,088,327

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $90,908)	(2,281,940)
Foreign currencies	(107,460)
(2,389,400)
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $444,664)	(3,755,247)
Foreign currencies	43,811
(3,711,436)
Net realized and unrealized gain (loss)	(6,100,836)
Net increase (decrease) in net assets resulting from operations	$(4,012,509)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Small & Mid Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2016 and the year ended October 31, 2015

(Unaudited)

	April 30, 2016	October 31, 2015
Operations:
Net investment income	$2,088,327	$4,016,645
Net realized gain (loss)	(2,389,400)	31,758,794
Change in net unrealized appreciation (depreciation)	(3,711,436)	(49,202,143)
Net increase (decrease) in net assets resulting from operations	(4,012,509)	(13,426,704)

Distributions to shareholders from net investment income:
Class A	(2,652,445)	(3,016,780)
Class Y	(131,610)	(145,818)
Class R5	(123,730)	(123,663)
Total distributions from net investment income	(2,907,785)	(3,286,261)

Distributions to shareholders from net realized gains:
Class A	(28,975,345)	(61,809,369)
Class B	(492,744)	(1,473,690)
Class C	(1,894,472)	(3,866,332)
Class Y	(952,999)	(2,042,044)
Class R5	(771,132)	(1,471,936)
Total distributions from net realized gains	(33,086,692)	(70,663,371)

Share transactions–net:
Class A	5,457,910	23,233,411
Class B	(1,324,557)	(2,692,307)
Class C	(597,475)	2,603,434
Class Y	(515,596)	1,534,155
Class R5	228,517	2,462,340
Net increase in net assets resulting from share transactions	3,248,799	27,141,033
Net increase (decrease) in net assets	(36,758,187)	(60,235,303)

Net assets:
Beginning of period	569,587,139	629,822,442
End of period (includes undistributed net investment income of $1,807,758 and $2,627,216, respectively)	$532,828,952	$569,587,139

Notes to Financial Statements

April 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Small & Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Class R5. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

9                         Invesco  Global Small & Mid Cap Growth Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

10                         Invesco  Global Small & Mid Cap Growth Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the

11                         Invesco  Global Small & Mid Cap Growth Fund

Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

For the six months ended April 30, 2016, the effective advisory fees incurred by the Fund was 0.79%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Class R5 shares to 2.25%, 3.00%, 3.00%, 2.00% and 2.00%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2016, the Adviser waived advisory fees of $39,841.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2016, IDI advised the Fund that IDI retained $25,052 in front-end sales commissions from the sale of Class A shares and $744, $379 and $1,813 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended April 30, 2016, the Fund incurred $79 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco  Global Small & Mid Cap Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2016, there were transfers from Level 1 to Level 2 of $42,331,540 and from Level 2 to Level 1 of $26,069,960, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$5,428,110	$—	$—	$5,428,110
Brazil	25,704,079	—	—	25,704,079
Canada	34,479,054	—	—	34,479,054
China	6,099,767	11,772,692	—	17,872,459
Colombia	3,389,172	—	—	3,389,172
France	4,344,986	—	—	4,344,986
Germany	24,043,351	—	—	24,043,351
Hong Kong	—	29,585,634	—	29,585,634
Indonesia	—	3,055,620	—	3,055,620
Ireland	4,501,338	—	—	4,501,338
Israel	—	9,756,972	—	9,756,972
Japan	—	7,858,489	—	7,858,489
Netherlands	3,042,108	—	—	3,042,108
Norway	—	904,116	—	904,116
Philippines	6,362,029	—	—	6,362,029
Switzerland	9,304,306	—	—	9,304,306
Turkey	9,525,093	9,587,183	—	19,112,276
United Kingdom	27,303,125	102,055,120	—	129,358,245
United States	194,140,581	—	—	194,140,581
Total Investments	$357,667,099	$174,575,826	$—	$532,242,925

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,813.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

13                         Invesco  Global Small & Mid Cap Growth Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2015.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2016 was $55,866,824 and $76,331,429, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$143,935,021
Aggregate unrealized (depreciation) of investment securities	(27,237,748)
Net unrealized appreciation of investment securities	$116,697,273

Cost of investments for tax purposes is $415,545,652.

14                         Invesco  Global Small & Mid Cap Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2016(a)		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	576,313	$9,723,818	1,499,916	$29,138,450
Class B	2,508	34,669	11,718	192,903
Class C	101,751	1,413,990	299,129	4,892,671
Class Y	102,581	1,744,667	326,703	6,410,607
Class R5	42,825	715,090	193,952	3,707,088

Issued as reinvestment of dividends:
Class A	1,764,203	30,026,739	3,351,989	61,710,118
Class B	34,377	484,367	93,226	1,441,267
Class C	129,456	1,826,622	242,184	3,746,582
Class Y	57,171	974,197	103,532	1,908,092
Class R5	52,874	893,578	87,093	1,592,917

Automatic conversion of Class B shares to Class A shares:
Class A	79,680	1,344,111	146,258	2,850,440
Class B	(96,280)	(1,344,111)	(174,430)	(2,850,440)

Reacquired:
Class A	(2,109,448)	(35,636,758)	(3,642,223)	(70,465,597)
Class B	(36,221)	(499,482)	(90,173)	(1,476,037)
Class C	(273,044)	(3,838,087)	(370,702)	(6,035,819)
Class Y	(190,613)	(3,234,460)	(354,991)	(6,784,544)
Class R5	(80,407)	(1,380,151)	(147,380)	(2,837,665)
Net increase in share activity	157,726	$3,248,799	1,575,801	$27,141,033

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco  Global Small & Mid Cap Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/16	$18.55	$0.07	$(0.18)	$(0.11)	$(0.10)	$(1.08)	$(1.18)	$17.26	(0.52)%	$474,438	1.36	%(e)	1.38	%(e)	0.82	%(e)	12%
Year ended 10/31/15	21.59	0.13	(0.64)	(0.51)	(0.12)	(2.41)	(2.53)	18.55	(2.28)	504,020	1.35		1.36		0.69		25
Year ended 10/31/14	22.11	0.12	1.40	1.52	(0.18)	(1.86)	(2.04)	21.59	7.69	557,238	1.35		1.36		0.54		18
Year ended 10/31/13	17.87	0.17	4.48	4.65	(0.16)	(0.25)	(0.41)	22.11	26.56	550,526	1.37		1.38		0.87		26
Year ended 10/31/12	17.93	0.17	1.10	1.27	(0.24)	(1.09)	(1.33)	17.87	7.94	482,051	1.42		1.43		1.00		37
Year ended 10/31/11	18.57	0.18	(0.74)	(0.56)	(0.08)	—	(0.08)	17.93	(3.05)	508,794	1.40		1.41		0.95		58
Class B
Six months ended 04/30/16	15.48	0.00	(0.15)	(0.15)	—	(1.08)	(1.08)	14.25	(0.90)	5,409	2.11	(e)	2.13	(e)	0.07	(e)	12
Year ended 10/31/15	18.44	(0.01)	(0.54)	(0.55)	—	(2.41)	(2.41)	15.48	(2.96)	7,353	2.10		2.11		(0.06)		25
Year ended 10/31/14	19.18	(0.04)	1.20	1.16	(0.04)	(1.86)	(1.90)	18.44	6.87	11,707	2.10		2.11		(0.21)		18
Year ended 10/31/13	15.57	0.02	3.89	3.91	(0.05)	(0.25)	(0.30)	19.18	25.58	15,405	2.12		2.13		0.12		26
Year ended 10/31/12	15.74	0.04	0.96	1.00	(0.08)	(1.09)	(1.17)	15.57	7.12	17,529	2.17		2.18		0.25		37
Year ended 10/31/11	16.36	0.03	(0.65)	(0.62)	—	—	—	15.74	(3.79)	23,124	2.15		2.16		0.20		58
Class C
Six months ended 04/30/16	15.49	0.00	(0.14)	(0.14)	—	(1.08)	(1.08)	14.27	(0.84)	25,079	2.11	(e)	2.13	(e)	0.07	(e)	12
Year ended 10/31/15	18.46	(0.01)	(0.55)	(0.56)	—	(2.41)	(2.41)	15.49	(3.01)	27,880	2.10		2.11		(0.06)		25
Year ended 10/31/14	19.19	(0.04)	1.21	1.17	(0.04)	(1.86)	(1.90)	18.46	6.92	30,069	2.10		2.11		(0.21)		18
Year ended 10/31/13	15.58	0.02	3.89	3.91	(0.05)	(0.25)	(0.30)	19.19	25.56	28,505	2.12		2.13		0.12		26
Year ended 10/31/12	15.75	0.04	0.96	1.00	(0.08)	(1.09)	(1.17)	15.58	7.11	22,401	2.17		2.18		0.25		37
Year ended 10/31/11	16.37	0.03	(0.65)	(0.62)	—	—	—	15.75	(3.79)	23,368	2.15		2.16		0.20		58
Class Y
Six months ended 04/30/16	18.61	0.09	(0.17)	(0.08)	(0.15)	(1.08)	(1.23)	17.30	(0.34)	15,006	1.11	(e)	1.13	(e)	1.07	(e)	12
Year ended 10/31/15	21.66	0.18	(0.65)	(0.47)	(0.17)	(2.41)	(2.58)	18.61	(2.04)	16,721	1.10		1.11		0.94		25
Year ended 10/31/14	22.18	0.17	1.40	1.57	(0.23)	(1.86)	(2.09)	21.66	7.94	17,830	1.10		1.11		0.79		18
Year ended 10/31/13	17.92	0.22	4.49	4.71	(0.20)	(0.25)	(0.45)	22.18	26.87	10,546	1.12		1.13		1.12		26
Year ended 10/31/12	18.00	0.22	1.09	1.31	(0.30)	(1.09)	(1.39)	17.92	8.18	7,406	1.17		1.18		1.25		37
Year ended 10/31/11	18.64	0.23	(0.75)	(0.52)	(0.12)	—	(0.12)	18.00	(2.81)	7,589	1.15		1.16		1.20		58
Class R5
Six months ended 04/30/16	18.50	0.10	(0.18)	(0.08)	(0.17)	(1.08)	(1.25)	17.17	(0.32)	12,898	0.98	(e)	1.00	(e)	1.20	(e)	12
Year ended 10/31/15	21.55	0.21	(0.65)	(0.44)	(0.20)	(2.41)	(2.61)	18.50	(1.88)	13,613	0.98		0.99		1.06		25
Year ended 10/31/14	22.08	0.20	1.39	1.59	(0.26)	(1.86)	(2.12)	21.55	8.10	12,980	0.96		0.97		0.93		18
Year ended 10/31/13	17.85	0.25	4.46	4.71	(0.23)	(0.25)	(0.48)	22.08	27.05	22,585	0.95		0.96		1.29		26
Year ended 10/31/12	17.95	0.25	1.10	1.35	(0.36)	(1.09)	(1.45)	17.85	8.46	20,481	0.94		0.95		1.48		37
Year ended 10/31/11	18.59	0.27	(0.74)	(0.47)	(0.17)	—	(0.17)	17.95	(2.57)	22,918	0.91		0.92		1.44		58

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class Y and Class R5, which were less than $0.005 per share for the fiscal years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $470,822, $6,303, $25,404, $15,280 and $12,717 for Class A, Class B, Class C, Class Y and Class R5 shares, respectively.

16                         Invesco  Global Small & Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2015 through April 30, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$995.40	$6.75	$1,018.10	$6.82	1.36%
B	1,000.00	991.00	10.45	1,014.37	10.57	2.11
C	1,000.00	991.60	10.45	1,014.37	10.57	2.11
Y	1,000.00	996.60	5.51	1,019.34	5.57	1.11
R5	1,000.00	996.80	4.87	1,019.99	4.92	0.98

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2015 through April 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17                         Invesco  Global Small & Mid Cap Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	GSMG-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2016

Invesco International Companies Fund
Nasdaq:
A: IZIAX ¡ C: IZICX ¡ R: IZIRX ¡ Y: IZIYX ¡ R5: IZIFX ¡ R6: IZISX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
6 Financial Statements
8 Notes to Financial Statements
13 Financial Highlights
14 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/21/15 (inception date) to 4/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.60%
Class C Shares	4.30
Class R Shares	4.50
Class Y Shares	4.60
Class R5 Shares	4.70
Class R6 Shares	4.60
MSCI All Country World ex-U.S. Index▼ (Broad Market Index)	3.92
MSCI All Country World ex-U.S. Growth Index▼ (Style-Specific Index)	2.79
Lipper International Multi-Cap Growth Funds Index¡ (Peer Group Index)	1.35
Source(s): ▼FactSet Research Systems Inc.;¡Lipper Inc.

The MSCI All Country World ex-U.S. Index is an index considered representative of developed and emerging market stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI All Country World ex-U.S. Growth Index is a market capitalization weighted index that includes growth companies in developed and emerging markets throughout the world, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper International Multi-Cap Growth Funds Index is an unmanaged index considered representative of international multi-cap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 4/30/16, including maximum applicable sales charges

Class A Shares
Inception (12/21/15)	-1.13%

Class C Shares
Inception (12/21/15)	3.30%

Class R Shares
Inception (12/21/15)	4.50%

Class Y Shares
Inception (12/21/15)	4.60%

Class R5 Shares
Inception (12/21/15)	4.70%

Class R6 Shares
Inception (12/21/15)	4.60%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Cumulative Total Returns
As of 3/31/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/21/15)	-3.31%

Class C Shares
Inception (12/21/15)	1.10%

Class R Shares
Inception (12/21/15)	2.30%

Class Y Shares
Inception (12/21/15)	2.40%

Class R5 Shares
Inception (12/21/15)	2.40%

Class R6 Shares
Inception (12/21/15)	2.40%

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.33%, 2.08%, 1.58%, 1.08%, 1.08%, and 1.08%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 2.75%, 3.50%, 3.00%, 2.50%, 2.44% and 2.38%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2017. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2018. See current prospectus for more information.

2 Invesco International Companies Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3 Invesco International Companies Fund

Schedule of Investments

April 30, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.27%
Belgium–6.27%
Anheuser-Busch InBev SA/NV	22,880	$2,838,380
Groupe Bruxelles Lambert S.A.	11,568	1,020,495
		3,858,875

Brazil–6.09%
Cielo S.A.	190,080	1,851,258
Localiza Rent a Car S.A.	197,444	1,894,278
		3,745,536

China–17.95%
Alibaba Group Holding Ltd.–ADR(a)	20,376	1,567,729
Baidu, Inc.–ADR(a)	6,672	1,296,370
Chongqing Rural Commercial Bank Co., Ltd.–Class H	2,089,000	1,095,188
Fosun International Ltd.	1,733,500	2,396,872
Kweichow Moutai Co., Ltd.–Class A	48,401	1,869,241
New Oriental Education & Technology Group, Inc.–ADR	31,450	1,231,582
Sinopharm Group Co. Ltd.–Class H	375,600	1,594,069
		11,051,051

Denmark–1.99%
DSV A/S	29,146	1,226,167

France–7.04%
Bureau Veritas S.A.	80,267	1,902,531
Edenred	74,156	1,459,997
Publicis Groupe S.A.	13,089	968,646
		4,331,174

Germany–2.68%
Carl Zeiss Meditec AG	22,322	728,071
Henkel AG & Co. KGaA	9,097	924,258
		1,652,329

Hong Kong–3.73%
AIA Group Ltd.	238,800	1,428,690
Sands China Ltd.	244,000	869,560
		2,298,250

Ireland–3.20%
Experian PLC	107,530	1,970,797

Japan–7.76%
Japan Tobacco, Inc.	38,600	1,580,890
MISUMI Group Inc.	63,800	874,713
SMC Corp.	3,200	774,685
SoftBank Group Corp.	29,400	1,546,199
		4,776,487

	Shares	Value
Luxembourg–1.49%
L’Occitane International S.A.	476,750	$916,363

South Korea–5.35%
AMOREPACIFIC Corp.–Preference Shares	5,136	1,019,512
Samsung Electronics Co., Ltd.–Preference Shares	2,493	2,276,384
		3,295,896

Switzerland–3.82%
Nestle S.A.	18,243	1,359,857
Sonova Holding AG	7,394	988,230
		2,348,087

United Kingdom–20.71%
Abcam PLC	62,422	540,106
Aggreko PLC	81,833	1,303,870
Diageo PLC	51,428	1,389,533
Electrocomponents PLC	231,874	876,967
Howden Joinery Group PLC	195,203	1,411,705
Liberty Global PLC–Series A(a)	39,407	1,486,826
Reckitt Benckiser Group PLC	12,572	1,220,455
Rolls-Royce Holdings PLC	84,572	830,466
Rolls-Royce Holdings PLC–Preference Shares(a)	6,004,612	8,774
Rotork PLC	544,731	1,488,396
Spirax-Sarco Engineering PLC	12,683	634,310
Unilever N.V.	35,531	1,560,871
		12,752,279

United States–7.19%
Accenture PLC–Class A	13,246	1,495,738
Markit Ltd.(a)	49,100	1,713,099
Nielsen Holdings PLC	23,374	1,218,721
		4,427,558
Total Common Stocks & Other Equity Interests (Cost $52,611,901)		58,650,849

Money Market Funds–4.37%
Liquid Assets Portfolio–Institutional Class, 0.44%(b)	1,345,734	1,345,734
Premier Portfolio–Institutional Class, 0.39%(b)	1,345,735	1,345,735
Total Money Market Funds (Cost $2,691,469)		2,691,469
TOTAL INVESTMENTS–99.64% (Cost $55,303,370)		61,342,318
OTHER ASSETS LESS LIABILITIES–0.36%		222,527
NET ASSETS–100.00%		$61,564,845

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco International Companies Fund

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2016

Industrials	29.2%
Consumer Staples	22.4
Information Technology	15.2
Consumer Discretionary	11.2
Financials	8.5
Health Care	6.3
Telecommunication Services	2.5
Money Market Funds Plus Other Assets Less Liabilities	4.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Companies Fund

Statement of Assets and Liabilities

April 30, 2016

(Unaudited)

Assets:
Investments, at value (Cost $52,611,901)	$58,650,849
Investments in affiliated money market funds, at value and cost	2,691,469
Total investments, at value (Cost $55,303,370)	61,342,318
Foreign currencies, at value (Cost $58,355)	58,645
Receivable for:
Fund shares sold	4,537
Dividends	174,273
Other assets	70,169
Total assets	61,649,942

Liabilities:
Accrued fees to affiliates	47,561
Accrued trustees’ and officers’ fees and benefits	1,633
Accrued other operating expenses	35,903
Total liabilities	85,097
Net assets applicable to shares outstanding	$61,564,845

Net assets consist of:
Shares of beneficial interest	$55,291,048
Undistributed net investment income	141,701
Undistributed net realized gain	89,581
Net unrealized appreciation	6,042,515
$61,564,845

Net Assets:
Class A	$2,650,932
Class C	$14,386
Class R	$10,865
Class Y	$2,597,028
Class R5	$10,475
Class R6	$56,281,159

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	253,557
Class C	1,379
Class R	1,040
Class Y	248,178
Class R5	1,001
Class R6	5,379,321
Class A:
Net asset value per share	$10.45
Maximum offering price per share
(Net asset value of $10.45 ÷ 94.50%)	$11.06
Class C:
Net asset value and offering price per share	$10.43
Class R:
Net asset value and offering price per share	$10.45
Class Y:
Net asset value and offering price per share	$10.46
Class R5:
Net asset value and offering price per share	$10.46
Class R6:
Net asset value and offering price per share	$10.46

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Companies Fund

Statement of Operations

For the period December 21, 2015 (commencement date) through April 30, 2016

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $25,429)	$273,623
Dividends from affiliated money market funds	4,230
Total investment income	277,853

Expenses:
Advisory fees	117,007
Administrative services fees	18,033
Custodian fees	10,091
Distribution fees:
Class A	2,183
Class C	37
Class R	18
Transfer agent fees — A, C, R and Y	560
Transfer agent fees — R6	43
Trustees’ and officers’ fees and benefits	6,197
Registration and filing fees	39,988
Reports to shareholders	11,500
Professional services fees	33,885
Other	7,500
Total expenses	247,042
Less: Fees waived and expenses reimbursed	(110,890)
Net expenses	136,152
Net investment income	141,701

Realized and unrealized gain from:
Net realized gain from:
Investment securities	67,769
Foreign currencies	21,812
89,581
Change in net unrealized appreciation of:
Investment securities	6,038,948
Foreign currencies	3,567
6,042,515
Net realized and unrealized gain	6,132,096
Net increase in net assets resulting from operations	$6,273,797

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco International Companies Fund

Statement of Changes in Net Assets

For the period December 21, 2015 (commencement date) through April 30, 2016

(Unaudited)

December 21, 2015 (commencement date) through April 30, 2016
Operations:
Net investment income	$141,701
Net realized gain	89,581
Change in net unrealized appreciation	6,042,515
Net increase in net assets resulting from operations	6,273,797

Share transactions–net:
Class A	2,537,632
Class C	13,941
Class R	10,410
Class Y	2,482,101
Class R5	10,010
Class R6	50,236,954
Net increase in net assets resulting from share transactions	55,291,048
Net increase in net assets	61,564,845

Net assets:
Beginning of period	—
End of period (includes undistributed net investment income of $141,701)	$61,564,845

Notes to Financial Statements

April 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Companies Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for

8                         Invesco International Companies Fund

unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

9                         Invesco International Companies Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

10                         Invesco International Companies Fund

For the period December 21, 2015 (commencement date) through April 30, 2016, the effective advisory fees incurred by the Fund was 0.935%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective December 21, 2015, the Adviser has contractually agreed, through at least February 28, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.33%, 2.08%, 1.58%, 1.08%, 1.08% and 1.08%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the period December 21, 2015 (commencement date) through April 30, 2016, the Adviser waived advisory fees of $110,287 and reimbursed class level expenses of $279, $1, $1, $279 and $43 of Class A, Class C, Class R, Class Y and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the period December 21, 2015 (commencement date) through April 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the period December 21, 2015 (commencement date) through April 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the period December 21, 2015 (commencement date) through April 30, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period December 21, 2015 (commencement date) through April 30, 2016, IDI advised the Fund that IDI retained $61 in front-end sales commissions from the sale of Class A shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

11                         Invesco International Companies Fund

The following is a summary of the tiered valuation input levels, as of April 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Belgium	$—	$3,858,875	$—	$3,858,875
Brazil	3,745,536	—	—	3,745,536
China	4,095,681	6,955,370	—	11,051,051
Denmark	1,226,167	—	—	1,226,167
France	2,871,177	1,459,997	—	4,331,174
Germany	1,652,329	—	—	1,652,329
Hong Kong	—	2,298,250	—	2,298,250
Ireland	—	1,970,797	—	1,970,797
Japan	—	4,776,487	—	4,776,487
Luxembourg	—	916,363	—	916,363
South Korea	—	3,295,896	—	3,295,896
Switzerland	2,348,087	—	—	2,348,087
United Kingdom	4,544,867	8,207,412	—	12,752,279
United States	7,119,027	—	—	7,119,027
Total Investments	$27,602,871	$33,739,447	$—	$61,342,318

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period December 21, 2015 (commencement date) through April 30, 2016 was $56,322,244 and $3,778,112, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$6,115,238
Aggregate unrealized (depreciation) of investment securities	(76,290)
Net unrealized appreciation of investment securities	$6,038,948

Cost of investments is the same for tax purposes and financial reporting.

12                         Invesco International Companies Fund

NOTE 7—Share Information

	Summary of Share Activity
	December 21, 2015 (commencement date) through April 30, 2016(a)
	Shares	Amount
Sold:
Class A	253,557	$2,537,632
Class C	1,379	13,941
Class R	1,040	10,410
Class Y	249,020	2,490,248
Class R5	1,001	10,010
Class R6(b)	5,508,909	51,571,817

Reacquired:
Class Y	(842)	(8,147)
Class R6	(129,588)	(1,334,863)
Net increase in share activity	5,884,476	$55,291,048

(a)	100% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	On February 18, 2016, 5,352,142 Class R6 shares valued at $50,096,049 were sold to affiliated mutual funds.

NOTE 8—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/16(d)	$10.00	$0.03	$0.42	$0.45	$10.45	4.50%	$2,651	1.32	%(e)	2.23	%(e)	0.90	%(e)	13%
Class C
Six months ended 04/30/16(d)	10.00	0.01	0.42	0.43	10.43	4.30	14	2.07	(e)	2.98	(e)	0.15	(e)	13
Class R
Six months ended 04/30/16(d)	10.00	0.02	0.43	0.45	10.45	4.50	11	1.57	(e)	2.48	(e)	0.65	(e)	13
Class Y
Six months ended 04/30/16(d)	10.00	0.04	0.42	0.46	10.46	4.60	2,597	1.07	(e)	1.98	(e)	1.15	(e)	13
Class R5
Six months ended 04/30/16(d)	10.00	0.04	0.42	0.46	10.46	4.60	10	1.07	(e)	1.95	(e)	1.15	(e)	13
Class R6
Six months ended 04/30/16(d)	10.00	0.04	0.42	0.46	10.46	4.60	56,281	1.07	(e)	1.95	(e)	1.15	(e)	13

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of December 21, 2015.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,421, $10, $10, $2,421, $10, and $29,827 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

13                         Invesco International Companies Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 21, 2015 (commencement date) through April 30, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (12/21/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/16)	Expenses Paid During Period[2,3]
A	$1,000.00	$1,047.00	$4.87	$1,013.27	$4.79	1.32%
C	1,000.00	1,045.10	7.63	1,010.57	7.51	2.07
R	1,000.00	1,047.10	5.80	1,012.37	5.70	1.57
Y	1,000.00	1,047.00	3.95	1,014.17	3.89	1.07
R5	1,000.00	1,048.00	3.95	1,014.17	3.89	1.07
R6	1,000.00	1,047.00	3.95	1,014.17	3.89	1.07

[1]	The actual ending account value is based on the actual total return of the Fund for the period December 21, 2015 (commencement date) through April 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 132 (the period December 21, 2015 (commencement date) through April 30, 2016)/366. Because the Fund has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Fund and other funds because such data is based on a full six month period.

14                         Invesco International Companies Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	ICO-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2016

Invesco International Core Equity Fund
Nasdaq:
A: IBVAX ¡ B: IBVBX ¡ C: IBVCX ¡ R: IIBRX ¡ Y: IBVYX ¡ Investor: IIBCX R5: IBVIX ¡ R6: IBVFX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
10 Notes to Financial Statements
17 Financial Highlights
18 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/15 to 4/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.33%
Class B Shares	-3.60
Class C Shares	-3.70
Class R Shares	-3.41
Class Y Shares	-3.20
Investor Class Shares	-3.28
Class R5 Shares	-3.01
Class R6 Shares	-3.10
MSCI EAFE Index▼ (Broad Market/Style-Specific Index)	-3.07
Lipper International Large-Cap Core Funds Index■ (Peer Group Index)	-3.41
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper International Large-Cap Core Funds Index is an unmanaged index considered representative of international large-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                    Invesco International Core Equity Fund

Average Annual Total Returns
As of 4/30/16, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	3.36%
10 Years	-0.22
5 Years	-1.50
1 Year	-13.85

Class B Shares
Inception (3/28/02)	3.40%
10 Years	-0.25
5 Years	-1.49
1 Year	-14.02

Class C Shares
Inception (2/14/00)	1.22%
10 Years	-0.41
5 Years	-1.14
1 Year	-10.41

Class R Shares
Inception (11/24/03)	4.07%
10 Years	0.10
5 Years	-0.62
1 Year	-9.01

Class Y Shares
10 Years	0.53%
5 Years	-0.14
1 Year	-8.64

Investor Class Shares
Inception (10/28/98)	3.15%
10 Years	0.34
5 Years	-0.40
1 Year	-8.80

Class R5 Shares
Inception (4/30/04)	4.24%
10 Years	0.94
5 Years	0.19
1 Year	-8.32

Class R6 Shares
10 Years	0.54%
5 Years	0.00
1 Year	-8.40

Average Annual Total Returns
As of 3/31/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	3.24%
10 Years	0.07
5 Years	-0.93
1 Year	-13.51

Class B Shares
Inception (3/28/02)	3.28%
10 Years	0.03
5 Years	-0.93
1 Year	-13.71

Class C Shares
Inception (2/14/00)	1.11%
10 Years	-0.13
5 Years	-0.59
1 Year	-10.16

Class R Shares
Inception (11/24/03)	3.93%
10 Years	0.37
5 Years	-0.08
1 Year	-8.77

Class Y Shares
10 Years	0.82%
5 Years	0.43
1 Year	-8.25

Investor Class Shares
Inception (10/28/98)	3.05%
10 Years	0.63
5 Years	0.18
1 Year	-8.49

Class R5 Shares
Inception (4/30/04)	4.10%
10 Years	1.23
5 Years	0.75
1 Year	-8.00

Class R6 Shares
10 Years	0.84%
5 Years	0.59
1 Year	-8.00

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 1.33%, 2.08%, 2.08%, 1.58%, 1.08%, 1.33%, 1.03% and 1.02%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 1.61%, 2.36%, 2.36%, 1.86%, 1.36%, 1.61%, 1.03% and 1.02%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least March 31, 2017. See current prospectus for more information.

3 Invesco International Core Equity Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4 Invesco International Core Equity Fund

Schedule of Investments

April 30, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.47%
Australia–2.07%
Australia and New Zealand Banking Group Ltd.	109,196	$2,010,381

Canada–6.13%
Hudson’s Bay Co.	58,273	774,590
Intact Financial Corp.	11,083	820,063
Peyto Exploration & Development Corp.	25,063	639,732
Suncor Energy, Inc.	56,154	1,648,127
Toronto-Dominion Bank (The)	23,709	1,055,224
Vermilion Energy, Inc.	29,190	1,003,744
		5,941,480

China–1.62%
Baidu, Inc.–ADR(a)	6,145	1,193,973
Tencent Holdings Ltd.	18,400	373,379
		1,567,352

Finland–1.51%
Sampo Oyj–Class A	33,495	1,462,417

France–8.90%
Criteo S.A.–ADR(a)	17,755	740,206
Danone	40,090	2,808,012
Europcar Groupe S.A.(a)(b)	62,934	729,994
LVMH Moet Hennessy Louis Vuitton S.E.	10,619	1,764,312
Publicis Groupe S.A.	15,965	1,181,483
Rexel S.A.	66,940	1,014,075
TOTAL S.A.	7,830	395,950
		8,634,032

Germany–5.94%
BASF S.E.	5,218	431,087
Bayer AG	21,555	2,486,666
Muenchener Rueckversicherungs–Gesellschaft AG	10,578	1,961,593
SAP S.E.	11,229	878,443
		5,757,789

Hong Kong–1.13%
AIA Group Ltd.	130,600	781,352
AIA Group Ltd.–ADR	13,032	313,823
		1,095,175

Ireland–2.07%
Shire PLC–ADR	10,688	2,003,145

Israel–2.15%
Teva Pharmaceutical Industries Ltd.–ADR	38,210	2,080,535

Italy–1.02%
Ferrari N.V.(a)	22,083	994,251

	Shares	Value
Japan–15.21%
ASICS Corp.	52,800	$1,043,626
Hitachi, Ltd.	284,000	1,285,346
Honda Motor Co., Ltd.	42,400	1,126,538
KDDI Corp.	86,100	2,448,717
Keyence Corp.	1,300	774,120
Komatsu Ltd.	40,093	679,353
Mitsubishi Estate Co. Ltd.	45,000	855,150
Mitsubishi UFJ Financial Group, Inc.	209,600	955,626
Nissan Chemical Industries, Ltd.	20,900	549,395
NTT DOCOMO, Inc.	50,800	1,198,497
ORIX Corp.	63,200	881,324
Rakuten Inc.	111,800	1,212,802
Toyota Motor Corp.	34,600	1,745,094
		14,755,588

Netherlands–8.18%
GrandVision N.V.(b)	46,952	1,290,297
Heineken N.V.	10,611	994,488
ING Groep N.V.	186,589	2,285,027
Koninklijke DSM N.V.	29,678	1,822,725
Koninklijke Philips N.V.	55,969	1,538,095
		7,930,632

Singapore–1.62%
DBS Group Holdings Ltd.	138,760	1,569,868

Sweden–3.48%
Sandvik AB	99,460	1,019,684
Svenska Handelsbanken AB–Class A	177,374	2,359,160
		3,378,844

Switzerland–9.74%
ABB Ltd.	85,814	1,814,333
Novartis AG–ADR	28,394	2,157,092
Roche Holding AG	8,641	2,184,573
TE Connectivity Ltd.	16,959	1,008,721
UBS Group AG	132,131	2,281,775
		9,446,494

Taiwan–2.72%
Taiwan Semiconductor Manufacturing Co. Ltd.	577,000	2,642,417

United Kingdom–20.38%
British American Tobacco PLC	15,747	960,988
Diageo PLC	87,559	2,365,743
Imperial Brands PLC	16,065	871,936
Kingfisher PLC	208,521	1,110,828
Liberty Global PLC–Series A(a)	30,317	1,143,860
Liberty Global PLC–Series C(a)	24,359	891,539
Liberty Global PLC LiLAC–Series A(a)	5,291	198,571
Meggitt PLC	147,857	889,643

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Core Equity Fund

	Shares	Value
United Kingdom–(continued)
Rio Tinto PLC	21,225	$713,452
Royal Dutch Shell PLC–Class A–ADR	53,661	2,838,130
SABMiller PLC	18,170	1,111,825
Smiths Group PLC	88,477	1,436,936
Spectris PLC	23,086	616,427
St. James’s Place PLC	146,695	1,865,042
Vodafone Group PLC–ADR	84,151	2,755,104
		19,770,024

United States–2.60%
Aon PLC	15,184	1,596,142
Chubb Ltd.	7,850	925,201
		2,521,343
Total Common Stocks & Other Equity Interests (Cost $100,381,594)		93,561,767

	Shares	Value
Money Market Funds–2.86%
Liquid Assets Portfolio–Institutional Class, 0.44%(c)	1,388,284	$1,388,284
Premier Portfolio–Institutional Class, 0.39%(c)	1,388,285	1,388,285
Total Money Market Funds (Cost $2,776,569)		2,776,569
TOTAL INVESTMENTS–99.33% (Cost $103,158,163)		96,338,336
OTHER ASSETS LESS LIABILITIES–0.67%		652,018
NET ASSETS–100.00%		$96,990,354

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2016 was $2,020,291, which represented 2.08% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2016

Financials	24.7%
Consumer Discretionary	14.9
Health Care	11.3
Information Technology	9.8
Consumer Staples	9.4
Industrials	9.4
Energy	6.8
Telecommunication Services	6.6
Materials	3.6
Money Market Funds Plus Other Assets Less Liabilities	3.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Core Equity Fund

Statement of Assets and Liabilities

April 30, 2016

(Unaudited)

Assets:
Investments, at value (Cost $100,381,594)	$93,561,767
Investments in affiliated money market funds, at value and cost	2,776,569
Total investments, at value (Cost $103,158,163)	96,338,336
Foreign currencies, at value (Cost $290,246)	308,681
Receivable for:
Investments sold	108,649
Fund shares sold	126,964
Dividends	782,953
Fund expenses absorbed	15,157
Investment for trustee deferred compensation and retirement plans	92,727
Other assets	49,126
Total assets	97,822,593

Liabilities:
Payable for:
Investments purchased	423,280
Fund shares reacquired	208,131
Accrued fees to affiliates	57,022
Accrued trustees’ and officers’ fees and benefits	1,744
Accrued other operating expenses	37,625
Trustee deferred compensation and retirement plans	104,437
Total liabilities	832,239
Net assets applicable to shares outstanding	$96,990,354

Net assets consist of:
Shares of beneficial interest	$117,254,988
Undistributed net investment income	296,762
Undistributed net realized gain (loss)	(13,783,126)
Net unrealized appreciation (depreciation)	(6,778,270)
$96,990,354

Net Assets:
Class A	$38,297,195
Class B	$717,678
Class C	$9,246,755
Class R	$2,000,598
Class Y	$5,459,770
Investor Class	$10,855,822
Class R5	$2,887,475
Class R6	$27,525,061

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	3,731,966
Class B	69,562
Class C	921,911
Class R	194,463
Class Y	523,458
Investor Class	1,041,123
Class R5	282,862
Class R6	2,697,710
Class A:
Net asset value per share	$10.26
Maximum offering price per share
(Net asset value of $10.26 ÷ 94.50%)	$10.86
Class B:
Net asset value and offering price per share	$10.32
Class C:
Net asset value and offering price per share	$10.03
Class R:
Net asset value and offering price per share	$10.29
Class Y:
Net asset value and offering price per share	$10.43
Investor Class:
Net asset value and offering price per share	$10.43
Class R5:
Net asset value and offering price per share	$10.21
Class R6:
Net asset value and offering price per share	$10.20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco International Core Equity Fund

Statement of Operations

For the six months ended April 30, 2016

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $140,359)	$1,215,375
Dividends from affiliated money market funds	2,574
Total investment income	1,217,949

Expenses:
Advisory fees	397,035
Administrative services fees	24,863
Custodian fees	18,521
Distribution fees:
Class A	46,916
Class B	4,037
Class C	46,107
Class R	4,664
Investor Class	13,317
Transfer agent fees — A, B, C, R, Y and Investor	107,894
Transfer agent fees — R5	100
Transfer agent fees — R6	342
Trustees’ and officers’ fees and benefits	14,374
Registration and filing fees	45,059
Reports to shareholders	8,057
Professional services fees	22,727
Taxes	6,544
Other	17,431
Total expenses	777,988
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(17,101)
Net expenses	760,887
Net investment income	457,062

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(1,365,083)
Foreign currencies	(38,757)
(1,403,840)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(4,736,053)
Foreign currencies	28,289
(4,707,764)
Net realized and unrealized gain (loss)	(6,111,604)
Net increase (decrease) in net assets resulting from operations	$(5,654,542)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco International Core Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2016 and the year ended October 31, 2015

(Unaudited)

	April 30, 2016	October 31, 2015
Operations:
Net investment income	$457,062	$1,787,032
Net realized gain (loss)	(1,403,840)	720,150
Change in net unrealized appreciation (depreciation)	(4,707,764)	(2,860,492)
Net increase (decrease) in net assets resulting from operations	(5,654,542)	(353,310)

Distributions to shareholders from net investment income:
Class A	(414,495)	(368,533)
Class B	(2,010)	(3,458)
Class C	(22,861)	(24,300)
Class R	(15,003)	(12,369)
Class Y	(65,946)	(14,995)
Investor Class	(117,141)	(115,445)
Class R5	(45,760)	(45,523)
Class R6	(819,648)	(817,524)
Total distributions from net investment income	(1,502,864)	(1,402,147)

Distributions to shareholders from net realized gains:
Class A	—	(1,729,823)
Class B	—	(67,605)
Class C	—	(475,093)
Class R	—	(77,750)
Class Y	—	(56,544)
Investor Class	—	(541,871)
Class R5	—	(136,763)
Class R6	—	(2,441,264)
Total distributions from net realized gains	—	(5,526,713)

Share transactions–net:
Class A	(106,716)	2,355,231
Class B	(185,983)	(613,854)
Class C	(403,712)	(34,457)
Class R	275,835	44,465
Class Y	2,608,659	1,579,806
Investor Class	(332,951)	(415,510)
Class R5	190,265	(129,751)
Class R6	(19,281,016)	(2,860,031)
Net increase (decrease) in net assets resulting from share transactions	(17,235,619)	(74,101)
Net increase (decrease) in net assets	(24,393,025)	(7,356,271)

Net assets:
Beginning of period	121,383,379	128,739,650
End of period (includes undistributed net investment income of $296,762 and $1,342,564, respectively)	$96,990,354	$121,383,379

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco International Core Equity Fund

Notes to Financial Statements

April 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Core Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates

10                         Invesco International Core Equity Fund

depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or

11                         Invesco International Core Equity Fund

losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.75%
Next $500 million	0.65%
From $1 billion	0.55%
From $2 billion	0.45%
From $4 billion	0.40%
From $6 billion	0.375%
Over $8 billion	0.35%

For the six months ended April 30, 2016, the effective advisory fees incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective April 1, 2016, the Adviser has contractually agreed, through March 31, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 1.33%, 2.08%, 2.08%, 1.58%, 1.08%, 1.33%, 1.08% and 1.08%, respectively, of average daily net assets (the “expense limits”). Prior to April 1, 2016, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00%, 2.25%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2016, the Adviser waived advisory fees of $1,138 and reimbursed class level expenses of $8,767, $189, $2,154, $436, $1,087 and $2,488 of Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively.

12                         Invesco International Core Equity Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2016, IDI advised the Fund that IDI retained $5,994 in front-end sales commissions from the sale of Class A shares and $40, $34 and $782 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

13                         Invesco International Core Equity Fund

During the six months ended April 30, 2016, there were transfers from Level 1 to Level 2 of $4,118,629 and from Level 2 to Level 1 of $17,923,870, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$2,010,381	$—	$2,010,381
Canada	5,941,480	—	—	5,941,480
China	1,193,973	373,379	—	1,567,352
Finland	1,462,417	—	—	1,462,417
France	8,238,082	395,950	—	8,634,032
Germany	5,757,789	—	—	5,757,789
Hong Kong	—	1,095,175	—	1,095,175
Ireland	2,003,145	—	—	2,003,145
Israel	2,080,535	—	—	2,080,535
Italy	994,251	—	—	994,251
Japan	—	14,755,588	—	14,755,588
Netherlands	6,107,907	1,822,725	—	7,930,632
Singapore	—	1,569,868	—	1,569,868
Sweden	3,378,844	—	—	3,378,844
Switzerland	7,164,719	2,281,775	—	9,446,494
Taiwan	—	2,642,417	—	2,642,417
United Kingdom	8,540,656	11,229,368	—	19,770,024
United States	5,297,912	—	—	5,297,912
Total Investments	$58,161,710	$38,176,626	$—	$96,338,336

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $842.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

14                         Invesco International Core Equity Fund

The Fund had a capital loss carryforward as of October 31, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2017	$11,001,492	$—	$11,001,492
Not subject to expiration	938,051	8,638	946,689
	$11,939,543	$8,638	$11,948,181

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2016 was $18,614,951 and $37,249,575, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$4,879,394
Aggregate unrealized (depreciation) of investment securities	(12,148,854)
Net unrealized appreciation (depreciation) of investment securities	$(7,269,460)

Cost of investments for tax purposes is $103,607,796.

15                         Invesco International Core Equity Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2016(a)		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	370,623	$3,706,984	797,936	$8,883,676
Class B	4,535	44,448	7,506	85,315
Class C	72,725	710,639	294,709	3,216,682
Class R	50,153	503,043	48,193	528,121
Class Y	313,818	3,283,128	238,069	2,689,632
Investor Class	29,429	303,714	63,561	721,270
Class R5	14,847	152,341	138	1,549
Class R6	21,730	215,779	395,051	4,195,194

Issued as reinvestment of dividends:
Class A	39,003	392,367	191,804	2,006,264
Class B	188	1,904	6,563	69,103
Class C	2,026	19,974	44,636	457,077
Class R	1,409	14,216	8,591	90,119
Class Y	3,694	37,714	5,813	63,818
Investor Class	11,029	112,722	60,131	638,592
Class R5	4,653	46,449	17,508	181,911
Class R6	82,129	819,648	313,647	3,258,788

Automatic conversion of Class B shares to Class A shares:
Class A	16,386	163,705	52,540	582,328
Class B	(16,293)	(163,705)	(52,328)	(582,328)

Reacquired:
Class A	(437,802)	(4,369,772)	(827,673)	(9,117,037)
Class B	(6,925)	(68,630)	(16,719)	(185,944)
Class C	(117,465)	(1,134,325)	(353,083)	(3,708,216)
Class R	(24,662)	(241,424)	(52,785)	(573,775)
Class Y	(70,420)	(712,183)	(103,676)	(1,173,644)
Investor Class	(73,545)	(749,387)	(160,126)	(1,775,372)
Class R5	(831)	(8,525)	(28,852)	(313,211)
Class R6(b)	(2,154,993)	(20,316,443)	(959,668)	(10,314,013)
Net increase (decrease) in share activity	(1,864,559)	$(17,235,619)	(8,514)	$(74,101)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 11% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
32% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.
(b)	On February 18, 2016, 1,920,641 Class R6 shares valued at $17,996,407 were redeemed by affiliated mutual funds.

16                         Invesco International Core Equity Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/16	$10.73	$0.04	$(0.40)	$(0.36)	$(0.11)	$—	$(0.11)	$10.26	(3.33)%	$38,297	1.58	%(e)	1.63	%(e)	0.72	%(e)	18%
Year ended 10/31/15	11.37	0.13	(0.17)	(0.04)	(0.10)	(0.50)	(0.60)	10.73	(0.19)	40,161	1.61		1.61		1.19		63
Year ended 10/31/14	11.45	0.15	(0.04)	0.11	(0.19)	—	(0.19)	11.37	1.04	40,132	1.59		1.59		1.34		109
Year ended 10/31/13	9.87	0.13	1.63	1.76	(0.18)	—	(0.18)	11.45	18.11	42,703	1.65		1.65		1.20		25
Year ended 10/31/12	10.02	0.18	(0.05)	0.13	(0.28)	—	(0.28)	9.87	1.40	39,044	1.59		1.59		1.86		20
Year ended 10/31/11	10.96	0.30	(1.11)	(0.81)	(0.13)	—	(0.13)	10.02	(7.46)	43,983	1.54		1.54		2.71		26
Class B
Six months ended 04/30/16	10.73	(0.00)	(0.39)	(0.39)	(0.02)	—	(0.02)	10.32	(3.60)	718	2.33	(e)	2.38	(e)	(0.03	)(e)	18
Year ended 10/31/15	11.38	0.05	(0.18)	(0.13)	(0.02)	(0.50)	(0.52)	10.73	(1.04)	945	2.36		2.36		0.44		63
Year ended 10/31/14	11.47	0.07	(0.05)	0.02	(0.11)	—	(0.11)	11.38	0.19	1,627	2.34		2.34		0.59		109
Year ended 10/31/13	9.87	0.05	1.65	1.70	(0.10)	—	(0.10)	11.47	17.35	2,488	2.40		2.40		0.45		25
Year ended 10/31/12	10.00	0.11	(0.05)	0.06	(0.19)	—	(0.19)	9.87	0.67	3,085	2.34		2.34		1.11		20
Year ended 10/31/11	10.92	0.22	(1.11)	(0.89)	(0.03)	—	(0.03)	10.00	(8.16)	4,654	2.29		2.29		1.96		26
Class C
Six months ended 04/30/16	10.44	(0.00)	(0.39)	(0.39)	(0.02)	—	(0.02)	10.03	(3.70)	9,247	2.33	(e)	2.38	(e)	(0.03	)(e)	18
Year ended 10/31/15	11.08	0.05	(0.17)	(0.12)	(0.02)	(0.50)	(0.52)	10.44	(0.97)	10,067	2.36		2.36		0.44		63
Year ended 10/31/14	11.16	0.07	(0.04)	0.03	(0.11)	—	(0.11)	11.08	0.29	10,837	2.34		2.34		0.59		109
Year ended 10/31/13	9.61	0.05	1.60	1.65	(0.10)	—	(0.10)	11.16	17.30	12,458	2.40		2.40		0.45		25
Year ended 10/31/12	9.74	0.11	(0.05)	0.06	(0.19)	—	(0.19)	9.61	0.69	11,896	2.34		2.34		1.11		20
Year ended 10/31/11	10.65	0.21	(1.09)	(0.88)	(0.03)	—	(0.03)	9.74	(8.28)	15,597	2.29		2.29		1.96		26
Class R
Six months ended 04/30/16	10.74	0.02	(0.39)	(0.37)	(0.08)	—	(0.08)	10.29	(3.41)	2,001	1.83	(e)	1.88	(e)	0.47	(e)	18
Year ended 10/31/15	11.38	0.10	(0.17)	(0.07)	(0.07)	(0.50)	(0.57)	10.74	(0.45)	1,799	1.86		1.86		0.94		63
Year ended 10/31/14	11.47	0.13	(0.06)	0.07	(0.16)	—	(0.16)	11.38	0.70	1,862	1.84		1.84		1.09		109
Year ended 10/31/13	9.88	0.10	1.65	1.75	(0.16)	—	(0.16)	11.47	17.87	2,016	1.90		1.90		0.95		25
Year ended 10/31/12	10.01	0.15	(0.03)	0.12	(0.25)	—	(0.25)	9.88	1.29	2,016	1.84		1.84		1.61		20
Year ended 10/31/11	10.95	0.27	(1.11)	(0.84)	(0.10)	—	(0.10)	10.01	(7.76)	2,885	1.79		1.79		2.46		26
Class Y
Six months ended 04/30/16	10.92	0.05	(0.40)	(0.35)	(0.14)	—	(0.14)	10.43	(3.20)	5,460	1.33	(e)	1.38	(e)	0.97	(e)	18
Year ended 10/31/15	11.56	0.16	(0.17)	(0.01)	(0.13)	(0.50)	(0.63)	10.92	0.05	3,017	1.36		1.36		1.44		63
Year ended 10/31/14	11.65	0.19	(0.06)	0.13	(0.22)	—	(0.22)	11.56	1.20	1,574	1.34		1.34		1.59		109
Year ended 10/31/13	10.03	0.16	1.67	1.83	(0.21)	—	(0.21)	11.65	18.53	1,284	1.40		1.40		1.45		25
Year ended 10/31/12	10.18	0.21	(0.05)	0.16	(0.31)	—	(0.31)	10.03	1.67	1,411	1.34		1.34		2.11		20
Year ended 10/31/11	11.14	0.33	(1.12)	(0.79)	(0.17)	—	(0.17)	10.18	(7.23)	1,354	1.29		1.29		2.96		26
Investor Class
Six months ended 04/30/16	10.90	0.04	(0.40)	(0.36)	(0.11)	—	(0.11)	10.43	(3.28)	10,856	1.58	(e)	1.63	(e)	0.72	(e)	18
Year ended 10/31/15	11.54	0.13	(0.17)	(0.04)	(0.10)	(0.50)	(0.60)	10.90	(0.19)	11,707	1.61		1.61		1.19		63
Year ended 10/31/14	11.63	0.16	(0.06)	0.10	(0.19)	—	(0.19)	11.54	0.94	12,821	1.59		1.59		1.34		109
Year ended 10/31/13	10.02	0.13	1.66	1.79	(0.18)	—	(0.18)	11.63	18.14	14,726	1.65		1.65		1.20		25
Year ended 10/31/12	10.16	0.18	(0.04)	0.14	(0.28)	—	(0.28)	10.02	1.48	14,181	1.59		1.59		1.86		20
Year ended 10/31/11	11.12	0.30	(1.13)	(0.83)	(0.13)	—	(0.13)	10.16	(7.53)	16,009	1.54		1.54		2.71		26
Class R5
Six months ended 04/30/16	10.71	0.06	(0.39)	(0.33)	(0.17)	—	(0.17)	10.21	(3.01)	2,887	1.06	(e)	1.06	(e)	1.24	(e)	18
Year ended 10/31/15	11.35	0.19	(0.17)	0.02	(0.16)	(0.50)	(0.66)	10.71	0.37	2,830	1.03		1.03		1.77		63
Year ended 10/31/14	11.45	0.22	(0.06)	0.16	(0.26)	—	(0.26)	11.35	1.51	3,127	1.01		1.01		1.92		109
Year ended 10/31/13	9.89	0.19	1.63	1.82	(0.26)	—	(0.26)	11.45	18.71	3,010	1.04		1.04		1.81		25
Year ended 10/31/12	10.04	0.24	(0.04)	0.20	(0.35)	—	(0.35)	9.89	2.15	7,656	0.90		0.90		2.55		20
Year ended 10/31/11	10.99	0.37	(1.11)	(0.74)	(0.21)	—	(0.21)	10.04	(6.85)	208,295	0.91		0.91		3.34		26
Class R6
Six months ended 04/30/16	10.71	0.06	(0.40)	(0.34)	(0.17)	—	(0.17)	10.20	(3.10)	27,525	1.05	(e)	1.05	(e)	1.25	(e)	18
Year ended 10/31/15	11.35	0.20	(0.17)	0.03	(0.17)	(0.50)	(0.67)	10.71	0.38	50,857	1.02		1.02		1.78		63
Year ended 10/31/14	11.45	0.22	(0.06)	0.16	(0.26)	—	(0.26)	11.35	1.52	56,760	1.00		1.00		1.93		109
Year ended 10/31/13	9.88	0.19	1.64	1.83	(0.26)	—	(0.26)	11.45	18.84	57,388	1.03		1.03		1.82		25
Year ended 10/31/12(f)	10.05	0.03	(0.20)	(0.17)	—	—	—	9.88	(1.69)	203,831	0.87	(g)	0.87	(g)	2.58	(g)	20

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares, which were less than $0.005 per share for the fiscal years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $37,739, $812, $9,272, $1,876, $4,679, $10,712, $2,651 and $38,717 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012 for Class R6 shares.
(g)	Annualized.

17                         Invesco International Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2015 through April 30, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (04/30/16)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/16)	Expenses Paid During Period[2,4]
A	$1,000.00	$966.70	$7.73	$1,017.01	$7.92	1.58%
B	1,000.00	964.00	11.38	1,013.28	11.66	2.33
C	1,000.00	963.00	11.37	1,013.28	11.66	2.33
R	1,000.00	965.90	8.94	1,015.76	9.17	1.83
Y	1,000.00	968.00	6.51	1,018.25	6.67	1.33
Investor	1,000.00	967.20	7.73	1,017.01	7.92	1.58
R5	1,000.00	969.90	5.19	1,019.59	5.32	1.06
R6	1,000.00	969.00	5.14	1,019.64	5.27	1.05

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2015 through April 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year. Effective April 1, 2016, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 1.33%, 2.08%, 2.08%, 1.58%, 1.08%, 1.33%, 1.08% and 1.08% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.33%, 2.08%, 2.08%, 1.58%, 1.08%, 1.33%, 1.06% and 1.05% for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $6.50, $10.16, $10.15, $7.72, $5.28, $6.51, $5.19 and $5.14 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $6.67, $10.42, $10.42, $7.92, $5.42, $6.67, $5.32 and $5.27 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.

18                         Invesco International Core Equity Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	I-ICE-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2016

Invesco International Growth Fund
Nasdaq:
A: AIIEX ¡ B: AIEBX ¡ C: AIECX ¡ R: AIERX ¡ Y: AIIYX ¡ R5: AIEVX ¡ R6: IGFRX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
9 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/15 to 4/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.31%
Class B Shares	-0.07
Class C Shares	-0.10
Class R Shares	0.15
Class Y Shares	0.45
Class R5 Shares	0.47
Class R6 Shares	0.52
MSCI All Country World ex-U.S. Index▼ (Broad Market Index)	-1.75
Custom Invesco International Growth Index¡ (Style-Specific Index)	-1.25
Lipper International Large-Cap Growth Funds Index¿ (Peer Group Index)	-3.21
Source(s): ▼FactSet Research Systems Inc.; ¡Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

The MSCI All Country World ex-U.S. Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Custom Invesco International Growth Index is composed of the MSCI EAFE Growth Index through February 28, 2013, and the MSCI All Country World ex-U.S. Growth Index thereafter.

The Lipper International Large-Cap Growth Funds Index is an unmanaged index considered representative of international large-cap growth funds tracked by Lipper.

The MSCI EAFE® Growth Index is an unmanaged index considered representative of growth stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI All Country World ex-U.S. Growth Index is a market-capitalization weighted index that includes growth companies in developed and emerging markets throughout the world, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                    Invesco International Growth Fund

Average Annual Total Returns
As of 4/30/16, including maximum applicable sales charges

Class A Shares
Inception (4/7/92)	7.23%
10 Years	3.16
5 Years	1.71
1 Year	-12.42

Class B Shares
Inception (9/15/94)	5.92%
10 Years	3.12
5 Years	1.73
1 Year	-12.60

Class C Shares
Inception (8/4/97)	4.23%
10 Years	2.97
5 Years	2.11
1 Year	-8.97

Class R Shares
Inception (6/3/02)	6.76%
10 Years	3.49
5 Years	2.62
1 Year	-7.59

Class Y Shares
10 Years	3.95%
5 Years	3.14
1 Year	-7.09

Class R5 Shares
Inception (3/15/02)	7.50%
10 Years	4.16
5 Years	3.24
1 Year	-7.04

Class R6 Shares
10 Years	3.90%
5 Years	3.19
1 Year	-6.93

Average Annual Total Returns
As of 3/31/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (4/7/92)	7.24%
10 Years	3.58
5 Years	2.76
1 Year	-9.61

Class B Shares
Inception (9/15/94)	5.93%
10 Years	3.54
5 Years	2.80
1 Year	-9.81

Class C Shares
Inception (8/4/97)	4.23%
10 Years	3.39
5 Years	3.16
1 Year	-6.03

Class R Shares
Inception (6/3/02)	6.77%
10 Years	3.91
5 Years	3.67
1 Year	-4.62

Class Y Shares
10 Years	4.37%
5 Years	4.20
1 Year	-4.12

Class R5 Shares
Inception (3/15/02)	7.51%
10 Years	4.58
5 Years	4.31
1 Year	-4.05

Class R6 Shares
10 Years	4.32%
5 Years	4.24
1 Year	-3.94

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.31%, 2.06%, 2.06%, 1.56%, 1.06%, 0.98% and 0.90%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.32%, 2.07%, 2.07%, 1.57%, 1.07%,

0.99% and 0.91%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

3 Invesco International Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4 Invesco International Growth Fund

Schedule of Investments

April 30, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–92.91%
Australia–4.01%
Amcor Ltd.	16,579,446	$194,160,731
Brambles Ltd.	7,345,253	69,709,507
CSL Ltd.	1,117,548	89,180,786
		353,051,024

Belgium–0.83%
Anheuser-Busch InBev SA/NV	590,966	73,312,327

Brazil–2.23%
BM&FBOVESPA S.A.	31,066,102	155,165,680
BRF S.A.	2,903,975	41,537,822
		196,703,502

Canada–8.23%
Canadian National Railway Co.	1,309,821	80,644,516
Cenovus Energy Inc.	5,030,063	79,729,014
CGI Group Inc.–Class A(a)	4,864,676	222,212,399
Fairfax Financial Holdings Ltd.	203,485	109,051,809
Great-West Lifeco Inc.	2,586,002	76,084,945
Suncor Energy, Inc.	5,350,522	157,038,471
		724,761,154

China–4.06%
Baidu, Inc.–ADR(a)	848,348	164,834,016
Industrial & Commercial Bank of China Ltd.–Class H	85,566,461	45,974,996
Kweichow Moutai Co., Ltd.–Class A	3,800,475	146,773,914
		357,582,926

Denmark–2.75%
Carlsberg A/S–Class B	1,722,481	167,948,394
Novo Nordisk A/S–Class B	1,327,801	74,119,608
		242,068,002

France–3.33%
Publicis Groupe S.A.	2,567,787	190,028,002
Schneider Electric S.E.	1,577,336	102,660,349
		292,688,351

Germany–8.44%
Allianz S.E.	835,406	141,813,228
Deutsche Boerse AG	2,249,373	184,647,958
Deutsche Post AG	2,947,496	86,535,777
ProSiebenSat.1 Media SE	2,760,060	140,701,306
SAP S.E.	2,424,110	189,637,679
		743,335,948

Hong Kong–3.16%
CK Hutchison Holdings Ltd.	14,785,823	176,820,712
Galaxy Entertainment Group Ltd.	30,134,090	100,952,218
		277,772,930

	Shares	Value
Israel–2.55%
Teva Pharmaceutical Industries Ltd.–ADR	4,125,359	$224,625,798

Japan–7.44%
Denso Corp.	1,291,747	48,391,336
FANUC Corp.	434,912	63,794,813
Japan Tobacco, Inc.	3,855,000	157,884,173
Keyence Corp.	116,127	69,150,948
Komatsu Ltd.	4,326,728	73,313,919
Toyota Motor Corp.	1,175,130	59,269,140
Yahoo Japan Corp.	40,998,100	183,175,653
		654,979,982

Mexico–2.44%
Fomento Economico Mexicano, S.A.B. de C.V.–ADR	847,384	78,984,663
Grupo Televisa S.A.B.–ADR	4,637,747	135,561,345
		214,546,008

Singapore–3.21%
Broadcom Ltd.	1,220,395	177,872,571
United Overseas Bank Ltd.	7,610,266	104,954,495
		282,827,066

South Korea–0.60%
Samsung Electronics Co., Ltd.	48,754	53,014,912

Spain–1.29%
Amadeus IT Holding S.A.–Class A	2,496,840	113,854,611

Sweden–4.37%
Getinge AB–Class B	3,767,279	79,589,411
Investor AB–Class B	4,347,281	159,167,358
Sandvik AB	4,674,159	47,920,409
Telefonaktiebolaget LM Ericsson–Class B	12,143,643	98,209,199
		384,886,377

Switzerland–7.53%
Cie Financiere Richemont S.A.	1,228,449	81,708,764
Julius Baer Group Ltd.	2,652,660	113,412,830
Novartis AG	728,307	55,579,725
Roche Holding AG	724,857	183,254,611
Syngenta AG	205,762	82,950,800
UBS Group AG	8,477,155	146,392,295
		663,299,025

Taiwan–2.04%
Taiwan Semiconductor Manufacturing Co. Ltd.	39,249,887	179,747,941

Thailand–1.32%
Kasikornbank PCL–NVDR	24,496,900	116,116,504

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Growth Fund

	Shares	Value
Turkey–1.11%
Akbank T.A.S.	31,919,563	$98,094,712

United Kingdom–21.97%
Aberdeen Asset Management PLC	16,113,208	70,727,774
British American Tobacco PLC	3,452,801	210,713,091
Compass Group PLC	9,136,736	163,050,686
Informa PLC	9,459,818	90,466,384
Kingfisher PLC	26,005,564	138,536,170
Lloyds Banking Group PLC	93,219,599	91,711,140
Next PLC	826,176	61,494,569
RELX PLC	13,636,226	241,580,340
Royal Dutch Shell PLC–Class B	4,959,856	130,231,047
Sky PLC	19,548,939	268,673,522
Smith & Nephew PLC	7,725,785	130,786,290
Unilever N.V.	2,560,054	112,462,771

	Shares	Value
United Kingdom–(continued)
WPP PLC	9,583,651	$224,037,628
		1,934,471,412
Total Common Stocks & Other Equity Interests (Cost $6,598,924,298)		8,181,740,512

Money Market Funds–6.34%
Liquid Assets Portfolio–Institutional Class, 0.44%(b)	278,923,505	278,923,505
Premier Portfolio–Institutional Class, 0.39%(b)	278,923,505	278,923,505
Total Money Market Funds (Cost $557,847,010)		557,847,010
TOTAL INVESTMENTS–99.25% (Cost $7,156,771,308)		8,739,587,522
OTHER ASSETS LESS LIABILITIES–0.75%		65,702,634
NET ASSETS–100.00%		$8,805,290,156

Investment Abbreviations:

ADR	– American Depositary Receipt
NVDR	– Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2016

Consumer Discretionary	22.1%
Financials	18.3
Information Technology	16.5
Consumer Staples	11.2
Health Care	9.5
Industrials	8.0
Energy	4.2
Materials	3.1
Money Market Funds Plus Other Assets Less Liabilities	7.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Growth Fund

Statement of Assets and Liabilities

April 30, 2016

(Unaudited)

Assets:
Investments, at value (Cost $6,598,924,298)	$8,181,740,512
Investments in affiliated money market funds, at value and cost	557,847,010
Total investments, at value (Cost $7,156,771,308)	8,739,587,522
Foreign currencies, at value (Cost $16,845,915)	17,057,947
Receivable for:
Investments sold	15,065,651
Fund shares sold	14,952,047
Dividends	38,593,757
Fund expenses absorbed	21,925
Investment for trustee deferred compensation and retirement plans	714,207
Other assets	141,150
Total assets	8,826,134,206

Liabilities:
Payable for:
Investments purchased	978,253
Fund shares reacquired	14,039,344
Accrued foreign taxes	860,441
Accrued fees to affiliates	3,337,842
Accrued trustees’ and officers’ fees and benefits	10,634
Accrued other operating expenses	779,410
Trustee deferred compensation and retirement plans	838,126
Total liabilities	20,844,050
Net assets applicable to shares outstanding	$8,805,290,156

Net assets consist of:
Shares of beneficial interest	$7,411,893,663
Undistributed net investment income (loss)	(886,157)
Undistributed net realized gain (loss)	(189,367,017)
Net unrealized appreciation	1,583,649,667
$8,805,290,156

Net Assets:
Class A	$2,570,357,198
Class B	$12,140,506
Class C	$181,855,774
Class R	$106,638,338
Class Y	$3,617,929,946
Class R5	$1,549,304,556
Class R6	$767,063,838

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	81,313,984
Class B	418,059
Class C	6,255,184
Class R	3,414,362
Class Y	114,143,325
Class R5	48,251,183
Class R6	23,892,372
Class A:
Net asset value per share	$31.61
Maximum offering price per share
(Net asset value of $31.61 ÷ 94.50%)	$33.45
Class B:
Net asset value and offering price per share	$29.04
Class C:
Net asset value and offering price per share	$29.07
Class R:
Net asset value and offering price per share	$31.23
Class Y:
Net asset value and offering price per share	$31.70
Class R5:
Net asset value and offering price per share	$32.11
Class R6:
Net asset value and offering price per share	$32.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco International Growth Fund

Statement of Operations

For the six months ended April 30, 2016

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $8,315,042)	$94,150,002
Dividends from affiliated money market funds	906,162
Total investment income	95,056,164

Expenses:
Advisory fees	35,875,816
Administrative services fees	367,836
Custodian fees	1,474,022
Distribution fees:
Class A	3,177,653
Class B	71,497
Class C	909,294
Class R	275,629
Transfer agent fees — A, B, C, R and Y	5,692,665
Transfer agent fees — R5	801,778
Transfer agent fees — R6	12,307
Trustees’ and officers’ fees and benefits	119,497
Registration and filing fees	136,329
Reports to shareholders	308,829
Professional services fees	131,311
Other	90,479
Total expenses	49,444,942
Less: Fees waived and expense offset arrangement(s)	(384,014)
Net expenses	49,060,928
Net investment income	45,995,236

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(85,070,856)
Foreign currencies	1,455,656
(83,615,200)
Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holdings of $780,304)	74,808,728
Foreign currencies	1,302,607
76,111,335
Net realized and unrealized gain (loss)	(7,503,865)
Net increase in net assets resulting from operations	$38,491,371

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco International Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2016 and the year ended October 31, 2015

(Unaudited)

	April 30, 2016	October 31, 2015
Operations:
Net investment income	$45,995,236	$115,805,397
Net realized gain (loss)	(83,615,200)	15,552,211
Change in net unrealized appreciation (depreciation)	76,111,335	(336,169,573)
Net increase (decrease) in net assets resulting from operations	38,491,371	(204,811,965)

Distributions to shareholders from net investment income:
Class A	(32,346,709)	(36,276,805)
Class B	(85,158)	(224,850)
Class C	(1,030,157)	(1,528,747)
Class R	(1,138,925)	(1,246,313)
Class Y	(50,447,745)	(51,260,156)
Class R5	(25,939,815)	(31,180,473)
Class R6	(12,412,649)	(6,351,523)
Total distributions from net investment income	(123,401,158)	(128,068,867)

Distributions to shareholders from net realized gains:
Class A	—	(87,321,576)
Class B	—	(939,746)
Class C	—	(6,389,654)
Class R	—	(3,501,862)
Class Y	—	(106,776,710)
Class R5	—	(62,164,277)
Class R6	—	(12,220,329)
Total distributions from net realized gains	—	(279,314,154)

Share transactions–net:
Class A	(126,499,625)	117,082,040
Class B	(4,447,228)	(9,435,673)
Class C	(14,996,526)	32,127,058
Class R	(8,993,471)	22,482,397
Class Y	193,677,896	558,668,076
Class R5	(152,385,831)	(111,649,974)
Class R6	6,142,317	431,163,343
Net increase (decrease) in net assets resulting from share transactions	(107,502,468)	1,040,437,267
Net increase (decrease) in net assets	(192,412,255)	428,242,281

Net assets:
Beginning of period	8,997,702,411	8,569,460,130
End of period (includes undistributed net investment income of $(886,157) and $76,519,765, respectively)	$8,805,290,156	$8,997,702,411

Notes to Financial Statements

April 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

9                         Invesco International Growth Fund

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

Effective the open of business on March 18, 2016, the Fund opened to all investors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

10                         Invesco International Growth Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for

11                         Invesco International Growth Fund

physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

For the six months ended April 30, 2016, the effective advisory fees incurred by the Fund was 0.83%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2016, the Adviser waived advisory fees of $376,807.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”)

12                         Invesco International Growth Fund

impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2016, IDI advised the Fund that IDI retained $115,169 in front-end sales commissions from the sale of Class A shares and $19,314, $1,434 and $15,313 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2016, there were transfers from Level 1 to Level 2 of $104,954,495 and from Level 2 to Level 1 of $1,185,624,383, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$263,870,238	$89,180,786	$—	$353,051,024
Belgium	—	73,312,327	—	73,312,327
Brazil	196,703,502	—	—	196,703,502
Canada	724,761,154	—	—	724,761,154
China	164,834,016	192,748,910	—	357,582,926
Denmark	74,119,608	167,948,394	—	242,068,002
France	292,688,351	—	—	292,688,351
Germany	743,335,948	—	—	743,335,948
Hong Kong	—	277,772,930	—	277,772,930
Israel	224,625,798	—	—	224,625,798
Japan	—	654,979,982	—	654,979,982
Mexico	214,546,008	—	—	214,546,008
Singapore	177,872,571	104,954,495	—	282,827,066
South Korea	—	53,014,912	—	53,014,912
Spain	—	113,854,611	—	113,854,611
Sweden	225,719,019	159,167,358	—	384,886,377
Switzerland	433,955,930	229,343,095	—	663,299,025
Taiwan	—	179,747,941	—	179,747,941
Thailand	—	116,116,504	—	116,116,504
Turkey	98,094,712	—	—	98,094,712
United Kingdom	202,929,155	1,731,542,257	—	1,934,471,412
United States	557,847,010	—	—	557,847,010
Total Investments	$4,595,903,020	$4,143,684,502	$—	$8,739,587,522

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $7,207.

13                         Invesco International Growth Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2017	$93,607,910	$—	$93,607,910

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2016 was $581,798,618 and $767,050,085, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,799,322,034
Aggregate unrealized (depreciation) of investment securities	(274,615,688)
Net unrealized appreciation of investment securities	$1,524,706,346

Cost of investments for tax purposes is $7,214,881,176.

14                         Invesco International Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2016(a)		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	5,619,057	$170,049,644	26,697,786	$885,874,850
Class B	3,939	110,150	33,284	1,019,092
Class C	237,915	6,772,687	2,098,788	64,436,962
Class R	463,280	13,862,303	1,532,311	49,911,996
Class Y	25,718,442	791,590,934	40,455,822	1,340,721,479
Class R5	6,817,893	213,294,282	17,155,685	569,589,969
Class R6	2,743,148	84,740,563	14,445,590	483,268,395

Issued as reinvestment of dividends:
Class A	1,045,330	31,840,759	3,536,773	111,762,038
Class B	3,004	84,293	37,950	1,105,107
Class C	35,599	1,000,350	246,494	7,187,756
Class R	37,439	1,127,654	150,113	4,691,039
Class Y	1,417,463	43,246,793	3,862,468	122,285,726
Class R5	776,191	23,984,293	2,407,626	77,164,395
Class R6	401,964	12,412,649	579,646	18,571,852

Automatic conversion of Class B shares to Class A shares:
Class A	117,199	3,604,732	246,099	8,178,590
Class B	(127,515)	(3,604,732)	(267,820)	(8,178,590)

Reacquired:
Class A	(10,877,245)	(331,994,760)	(27,150,407)	(888,733,438)
Class B	(36,910)	(1,036,939)	(111,739)	(3,381,282)
Class C	(810,276)	(22,769,563)	(1,312,209)	(39,497,660)
Class R	(792,921)	(23,983,428)	(994,923)	(32,120,638)
Class Y	(20,642,290)	(641,159,831)	(27,405,343)	(904,339,129)
Class R5	(12,347,821)	(389,664,406)	(22,699,710)	(758,404,338)
Class R6	(2,941,080)	(91,010,895)	(2,126,176)	(70,676,904)
Net increase (decrease) in share activity	(3,138,195)	$(107,502,468)	31,418,108	$1,040,437,267

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco International Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/16	$31.91	$0.14	$(0.06)	$0.08	$(0.38)	$—	$(0.38)	$31.61	0.31%	$2,570,357	1.32	%(e)	1.33	%(e)	0.89	%(e)	7%
Year ended 10/31/15	34.24	0.37	(1.13)	(0.76)	(0.46)	(1.11)	(1.57)	31.91	(2.19)	2,725,649	1.30		1.31		1.11		20
Year ended 10/31/14	33.30	0.45	0.85	1.30	(0.36)	—	(0.36)	34.24	3.98	2,810,473	1.32		1.33		1.32		18
Year ended 10/31/13	27.96	0.26	5.37	5.63	(0.29)	—	(0.29)	33.30	20.31	2,662,962	1.33		1.34		0.87		21
Year ended 10/31/12	26.43	0.26	1.59	1.85	(0.32)	—	(0.32)	27.96	7.13	2,132,503	1.37		1.38		0.99		21
Year ended 10/31/11	26.99	0.36	(0.65)	(0.29)	(0.27)	—	(0.27)	26.43	(1.10)	2,056,979	1.38		1.39		1.29		25
Class B
Six months ended 04/30/16	29.22	0.02	(0.04)	(0.02)	(0.16)	—	(0.16)	29.04	(0.07)	12,141	2.07	(e)	2.08	(e)	0.14	(e)	7
Year ended 10/31/15	31.51	0.11	(1.03)	(0.92)	(0.26)	(1.11)	(1.37)	29.22	(2.90)	16,818	2.05		2.06		0.36		20
Year ended 10/31/14	30.69	0.17	0.80	0.97	(0.15)	—	(0.15)	31.51	3.18	27,855	2.07		2.08		0.57		18
Year ended 10/31/13	25.81	0.03	4.96	4.99	(0.11)	—	(0.11)	30.69	19.41	38,858	2.08		2.09		0.12		21
Year ended 10/31/12	24.41	0.06	1.47	1.53	(0.13)	—	(0.13)	25.81	6.31	44,873	2.12		2.13		0.24		21
Year ended 10/31/11	24.95	0.14	(0.60)	(0.46)	(0.08)	—	(0.08)	24.41	(1.85)	57,683	2.13		2.14		0.54		25
Class C
Six months ended 04/30/16	29.25	0.02	(0.04)	(0.02)	(0.16)	—	(0.16)	29.07	(0.07)	181,856	2.07	(e)	2.08	(e)	0.14	(e)	7
Year ended 10/31/15	31.55	0.11	(1.04)	(0.93)	(0.26)	(1.11)	(1.37)	29.25	(2.93)	198,692	2.05		2.06		0.36		20
Year ended 10/31/14	30.72	0.18	0.80	0.98	(0.15)	—	(0.15)	31.55	3.21	181,679	2.07		2.08		0.57		18
Year ended 10/31/13	25.83	0.03	4.97	5.00	(0.11)	—	(0.11)	30.72	19.44	154,313	2.08		2.09		0.12		21
Year ended 10/31/12	24.43	0.06	1.47	1.53	(0.13)	—	(0.13)	25.83	6.31	133,529	2.12		2.13		0.24		21
Year ended 10/31/11	24.97	0.14	(0.60)	(0.46)	(0.08)	—	(0.08)	24.43	(1.85)	145,944	2.13		2.14		0.54		25
Class R
Six months ended 04/30/16	31.49	0.10	(0.05)	0.05	(0.31)	—	(0.31)	31.23	0.19	106,638	1.57	(e)	1.58	(e)	0.64	(e)	7
Year ended 10/31/15	33.83	0.28	(1.11)	(0.83)	(0.40)	(1.11)	(1.51)	31.49	(2.45)	116,738	1.55		1.56		0.86		20
Year ended 10/31/14	32.91	0.36	0.85	1.21	(0.29)	—	(0.29)	33.83	3.73	102,126	1.57		1.58		1.07		18
Year ended 10/31/13	27.64	0.19	5.31	5.50	(0.23)	—	(0.23)	32.91	20.03	104,712	1.58		1.59		0.62		21
Year ended 10/31/12	26.13	0.20	1.57	1.77	(0.26)	—	(0.26)	27.64	6.85	88,726	1.62		1.63		0.74		21
Year ended 10/31/11	26.70	0.28	(0.64)	(0.36)	(0.21)	—	(0.21)	26.13	(1.38)	112,091	1.63		1.64		1.04		25
Class Y
Six months ended 04/30/16	32.04	0.17	(0.04)	0.13	(0.47)	—	(0.47)	31.70	0.45	3,617,930	1.07	(e)	1.08	(e)	1.14	(e)	7
Year ended 10/31/15	34.37	0.45	(1.14)	(0.69)	(0.53)	(1.11)	(1.64)	32.04	(1.96)	3,449,499	1.05		1.06		1.36		20
Year ended 10/31/14	33.42	0.54	0.85	1.39	(0.44)	—	(0.44)	34.37	4.25	3,118,319	1.07		1.08		1.57		18
Year ended 10/31/13	28.05	0.34	5.37	5.71	(0.34)	—	(0.34)	33.42	20.59	2,188,960	1.08		1.09		1.12		21
Year ended 10/31/12	26.53	0.33	1.59	1.92	(0.40)	—	(0.40)	28.05	7.39	1,464,295	1.12		1.13		1.24		21
Year ended 10/31/11	27.08	0.42	(0.64)	(0.22)	(0.33)	—	(0.33)	26.53	(0.83)	741,428	1.13		1.14		1.54		25
Class R5
Six months ended 04/30/16	32.47	0.19	(0.06)	0.13	(0.49)	—	(0.49)	32.11	0.47	1,549,305	0.98	(e)	0.99	(e)	1.23	(e)	7
Year ended 10/31/15	34.80	0.48	(1.15)	(0.67)	(0.55)	(1.11)	(1.66)	32.47	(1.86)	1,721,004	0.97		0.98		1.44		20
Year ended 10/31/14	33.84	0.58	0.86	1.44	(0.48)	—	(0.48)	34.80	4.34	1,953,559	0.97		0.98		1.67		18
Year ended 10/31/13	28.39	0.38	5.44	5.82	(0.37)	—	(0.37)	33.84	20.74	1,899,117	0.97		0.98		1.23		21
Year ended 10/31/12	26.86	0.37	1.61	1.98	(0.45)	—	(0.45)	28.39	7.52	1,285,743	0.99		1.00		1.37		21
Year ended 10/31/11	27.41	0.48	(0.66)	(0.18)	(0.37)	—	(0.37)	26.86	(0.68)	1,457,494	0.97		0.98		1.70		25
Class R6
Six months ended 04/30/16	32.48	0.20	(0.06)	0.14	(0.52)	—	(0.52)	32.10	0.49	767,064	0.89	(e)	0.90	(e)	1.32	(e)	7
Year ended 10/31/15	34.80	0.51	(1.14)	(0.63)	(0.58)	(1.11)	(1.69)	32.48	(1.77)	769,302	0.89		0.90		1.52		20
Year ended 10/31/14	33.84	0.60	0.86	1.46	(0.50)	—	(0.50)	34.80	4.42	375,449	0.90		0.91		1.74		18
Year ended 10/31/13	28.38	0.40	5.45	5.85	(0.39)	—	(0.39)	33.84	20.85	299,898	0.90		0.91		1.30		21
Year ended 10/31/12(f)	28.83	0.04	(0.49)	(0.45)	—	—	—	28.38	(1.56)	226,291	0.92	(g)	0.93	(g)	1.44	(g)	21

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, which were less than $0.005 per share for the years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $60,712,747 and sold of $131,009,072 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen International Growth Advantage Fund and Invesco Van Kampen International Growth Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,556,090, $14,378, $182,858, $110,857, $3,431,276, $1,614,101 and $747,558 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012 for Class R6 shares.
(g)	Annualized.

16                         Invesco International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2015 through April 30, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,003.10	$6.57	$1,018.30	$6.62	1.32%
B	1,000.00	999.30	10.29	1,014.57	10.37	2.07
C	1,000.00	999.00	10.29	1,014.57	10.37	2.07
R	1,000.00	1,001.50	7.81	1,017.06	7.87	1.57
Y	1,000.00	1,004.50	5.33	1,019.54	5.37	1.07
R5	1,000.00	1,004.70	4.88	1,019.99	4.92	0.98
R6	1,000.00	1,005.20	4.44	1,020.44	4.47	0.89

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2015 through April 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17                         Invesco International Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	IGR-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2016

Invesco Select Opportunities Fund
Nasdaq:
A: IZSAX ¡ C: IZSCX ¡ R: IZSRX ¡ Y: IZSYX ¡ R5: IZSIX ¡ R6: IZFSX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
5 Financial Statements
7 Notes to Financial Statements
13 Financial Highlights
14 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/15 to 4/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.76%
Class C Shares	-1.18
Class R Shares	-0.92
Class Y Shares	-0.68
Class R5 Shares	-0.60
Class R6 Shares	-0.68
MSCI World Index▼ (Broad Market Index)	-1.05
MSCI World Small Cap Index▼ (Style-Specific Index)	1.57
Lipper Global Small/Mid-Cap Funds Classification Average■ (Peer Group)	-0.07
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI World Small Cap Index is an unmanaged index considered representative of small-cap stocks of global developed markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Global Small/Mid-Cap Funds Classification Average represents an average of all funds in the Lipper Global Small/Mid-Cap Funds classification.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/16, including maximum applicable sales charges

Class A Shares
Inception (8/3/12)	6.75%
1 Year	-15.50

Class C Shares
Inception (8/3/12)	7.59%
1 Year	-12.11

Class R Shares
Inception (8/3/12)	8.11%
1 Year	-10.83

Class Y Shares
Inception (8/3/12)	8.63%
1 Year	-10.36

Class R5 Shares
Inception (8/3/12)	8.66%
1 Year	-10.35

Class R6 Shares
Inception	8.63%
1 Year	-10.36

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to

Average Annual Total Returns
As of 3/31/16, the most recent calendar quarter end,including maximum applicable sales charges

Class A Shares
Inception (8/3/12)	6.49%
1 Year	-13.94

Class C Shares
Inception (8/3/12)	7.36%
1 Year	-10.49

Class R Shares
Inception (8/3/12)	7.89%
1 Year	-9.13

Class Y Shares
Inception (8/3/12)	8.41%
1 Year	-8.67

Class R5 Shares
Inception (8/3/12)	8.43%
1 Year	-8.66

Class R6 Shares
Inception	8.41%
1 Year	-8.67

Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results;

current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.52%, 2.27%, 1.77%, 1.27%, 1.27% and 1.27%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.75%, 2.50%, 2.00%, 1.50%, 1.36% and 1.36%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2018. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2017. See current prospectus for more information.

2                          Invesco Select Opportunities Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

PhilipTaylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3 Invesco Select Opportunities Fund

Schedule of Investments

April 30, 2016

(Unaudited)

	Shares	Value
Common Stocks–82.26%
Brazil–7.32%
Arcos Dorados Holdings, Inc.–Class A(a)	438,029	$1,817,821
CETIP S.A.–Mercados Organizados	111,416	1,367,576
		3,185,397

China–3.37%
Hollysys Automation Technologies Ltd.(a)	76,415	1,464,876

France–7.34%
Ipsos	37,559	1,118,180
Vicat S.A.	29,863	2,079,034
		3,197,214

Ireland–2.01%
UDG Healthcare PLC	97,853	875,025

Monaco–5.04%
GasLog Ltd.	171,342	2,194,891

Netherlands–10.43%
Aalberts Industries N.V.	24,832	850,742
Kendrion N.V.	63,535	1,557,593
SBM Offshore N.V.	158,376	2,132,306
		4,540,641

Norway–0.84%
Prosafe S.E.	611,346	367,467

United Kingdom–3.13%
DCC PLC	15,376	1,364,253

United States–42.78%
Alliance Data Systems Corp.(a)	6,941	1,411,175
Booz Allen Hamilton Holding Corp.	65,973	1,818,876

	Shares	Value
United States–(continued)
Brunswick Corp.	8,472	$406,910
CommScope Holding Co., Inc.(a)	51,673	1,571,376
Cubic Corp.	31,736	1,319,266
Encore Capital Group, Inc.(a)	96,141	2,706,369
Global Payments Inc.	21,057	1,519,894
ION Geophysical Corp.(a)	5,474	50,144
Liberty Broadband Corp.–Class A(a)	8,276	474,380
Microsemi Corp.(a)	57,193	1,932,551
Mitel Networks Corp.(a)	304,596	2,126,359
Performant Financial Corp.(a)	320,598	573,870
Rovi Corp.(a)	71,703	1,263,407
Spirit Airlines Inc.(a)	30,451	1,337,712
Ultra Petroleum Corp.(a)	356,622	111,337
		18,623,626
Total Common Stocks (Cost $42,257,226)		35,813,390

Money Market Funds–14.44%
Liquid Assets Portfolio–Institutional Class, 0.44%(b)	3,142,703	3,142,703
Premier Portfolio–Institutional Class, 0.39%(b)	3,142,703	3,142,703
Total Money Market Funds (Cost $6,285,406)		6,285,406
TOTAL INVESTMENTS–96.70% (Cost $48,542,632)		42,098,796
OTHER ASSETS LESS LIABILITIES–3.30%		1,436,603
NET ASSETS–100.00%		$43,535,399

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2016

Information Technology	30.1%
Industrials	12.5
Energy	11.2
Financials	9.4
Consumer Discretionary	8.8
Materials	8.3
Health Care	2.0
Money Market Funds Plus Other Assets Less Liabilities	17.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Select Opportunities Fund

Statement of Assets and Liabilities

April 30, 2016

(Unaudited)

Assets:
Investments, at value (Cost $42,257,226)	$35,813,390
Investments in affiliated money market funds, at value and cost	6,285,406
Total investments, at value (Cost $48,542,632)	42,098,796
Foreign currencies, at value (Cost $757,494)	789,424
Receivable for:
Investments sold	1,050,820
Fund shares sold	89,913
Dividends	93,775
Investment for trustee deferred compensation and retirement plans	11,075
Other assets	24,951
Total assets	44,158,754

Liabilities:
Payable for:
Investments purchased	434,677
Fund shares reacquired	85,378
Accrued fees to affiliates	50,295
Accrued trustees’ and officers’ fees and benefits	1,707
Accrued other operating expenses	40,062
Trustee deferred compensation and retirement plans	11,236
Total liabilities	623,355
Net assets applicable to shares outstanding	$43,535,399

Net assets consist of:
Shares of beneficial interest	$50,275,408
Undistributed net investment income (loss)	(116,197)
Undistributed net realized gain (loss)	(212,330)
Net unrealized appreciation (depreciation)	(6,411,482)
$43,535,399

Net Assets:
Class A	$19,686,875
Class C	$17,429,055
Class R	$272,613
Class Y	$6,122,495
Class R5	$12,659
Class R6	$11,702

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	1,570,616
Class C	1,426,676
Class R	21,927
Class Y	484,289
Class R5	1,001
Class R6	926
Class A:
Net asset value per share	$12.53
Maximum offering price per share
(Net asset value of $12.53 ÷ 94.50%)	$13.26
Class C:
Net asset value and offering price per share	$12.22
Class R:
Net asset value and offering price per share	$12.43
Class Y:
Net asset value and offering price per share	$12.64
Class R5:
Net asset value and offering price per share	$12.65
Class R6:
Net asset value and offering price per share	$12.64

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Select Opportunities Fund

Statement of Operations

For the six months ended April 30, 2016

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $16,569)	$265,004
Dividends from affiliated money market funds	6,071
Total investment income	271,075

Expenses:
Advisory fees	177,910
Administrative services fees	24,863
Custodian fees	3,975
Distribution fees:
Class A	22,972
Class C	77,484
Class R	639
Transfer agent fees — A, C, R and Y	48,248
Transfer agent fees — R5	5
Transfer agent fees — R6	5
Trustees’ and officers’ fees and benefits	9,610
Registration and filing fees	36,716
Reports to shareholders	5,254
Professional services fees	26,705
Other	10,815
Total expenses	445,201
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(67,870)
Net expenses	377,331
Net investment income (loss)	(106,256)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(111,101)
Foreign currencies	(76,864)
(187,965)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(399,066)
Foreign currencies	39,533
(359,533)
Net realized and unrealized gain (loss)	(547,498)
Net increase (decrease) in net assets resulting from operations	$(653,754)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Select Opportunities Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2016 and the year ended October 31, 2015

(Unaudited)

	April 30, 2016	October 31, 2015
Operations:
Net investment income (loss)	$(106,256)	$(230,343)
Net realized gain (loss)	(187,965)	1,409,535
Change in net unrealized appreciation (depreciation)	(359,533)	(7,046,765)
Net increase (decrease) in net assets resulting from operations	(653,754)	(5,867,573)

Distributions to shareholders from net realized gains:
Class A	(468,624)	(436,779)
Class C	(370,526)	(85,578)
Class R	(6,471)	(2,562)
Class Y	(334,496)	(490,590)
Class R5	(309)	(284)
Class R6	(286)	(263)
Total distributions from net realized gains	(1,180,712)	(1,016,056)

Share transactions–net:
Class A	597,819	551,676
Class C	3,578,075	11,345,138
Class R	1,910	178,265
Class Y	(18,720,368)	5,717,135
Net increase (decrease) in net assets resulting from share transactions	(14,542,564)	17,792,214
Net increase (decrease) in net assets	(16,377,030)	10,908,585

Net assets:
Beginning of period	59,912,429	49,003,844
End of period (includes undistributed net investment income (loss) of $(116,197) and $(9,941), respectively)	$43,535,399	$59,912,429

Notes to Financial Statements

April 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Select Opportunities Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

7                         Invesco Select Opportunities Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

8                         Invesco Select Opportunities Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

9                         Invesco Select Opportunities Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

For the six months ended April 30, 2016, the effective advisory fees incurred by the Fund was 0.80%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.51%, 2.26%, 1.76%, 1.26%, 1.26% and 1.26%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2016, the Adviser waived advisory fees of $28,187 and reimbursed class level expenses of $16,311, $13,754, $227, $9,163, $3 and $3 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2016, IDI advised the Fund that IDI retained $2,076 in front-end sales commissions from the sale of Class A shares and $122 and $2,619 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

10                         Invesco Select Opportunities Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2016, there were transfers from Level 1 to Level 2 of $2,132,306 and from Level 2 to Level 1 of $850,742, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Brazil	$3,185,397	$—	$—	$3,185,397
China	1,464,876	—	—	1,464,876
France	3,197,214	—	—	3,197,214
Ireland	875,025	—	—	875,025
Monaco	2,194,891	—	—	2,194,891
Netherlands	2,408,335	2,132,306	—	4,540,641
Norway	—	367,467	—	367,467
United Kingdom	—	1,364,253	—	1,364,253
United States	24,909,032	—	—	24,909,032
Total Investments	$38,234,770	$3,864,026	$—	$42,098,796

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $222.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

11                         Invesco Select Opportunities Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2015.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2016 was $6,010,048 and $16,611,771, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$4,340,752
Aggregate unrealized (depreciation) of investment securities	(10,784,588)
Net unrealized appreciation (depreciation) of investment securities	$(6,443,836)

Cost of investments is the same for tax and financial reporting purposes.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2016(a)		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	284,118	$3,404,711	833,011	$11,620,829
Class C	348,865	4,069,413	942,583	13,000,944
Class R	1,015	11,949	15,641	211,798
Class Y	60,115	744,724	632,505	8,888,535

Issued as reinvestment of dividends:
Class A	37,862	455,481	29,246	398,039
Class C	30,842	362,696	6,054	81,183
Class R	516	6,163	168	2,278
Class Y	18,615	225,614	30,024	410,419

Reacquired:
Class A	(273,174)	(3,262,373)	(828,964)	(11,467,192)
Class C	(74,705)	(854,034)	(128,772)	(1,736,989)
Class R	(1,282)	(16,202)	(2,669)	(35,811)
Class Y	(1,561,234)	(19,690,706)	(261,111)	(3,581,819)
Net increase (decrease) in share activity	(1,128,447)	$(14,542,564)	1,267,716	$17,792,214

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12                         Invesco Select Opportunities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/16	$12.96	$(0.02)	$(0.10)	$(0.12)	$—	$(0.31)	$(0.31)	$12.53	(0.84)%	$19,687	1.49	%(d)	1.80	%(d)	(0.27	)%(d)	15%
Year ended 10/31/15	14.55	(0.06)	(1.25)	(1.31)	—	(0.28)	(0.28)	12.96	(9.07)	19,719	1.48		1.71		(0.40)		18
Year ended 10/31/14	13.70	0.02	1.02	1.04	(0.07)	(0.12)	(0.19)	14.55	7.64	21,652	1.47		2.24		0.11		13
Year ended 10/31/13	10.63	0.11 (e)	3.13	3.24	(0.08)	(0.09)	(0.17)	13.70	30.84	5,019	1.47		6.17		0.84	(e)	10
Year ended 10/31/12(f)	10.00	(0.00)	0.63	0.63	—	—	—	10.63	6.30	1,186	1.48	(g)	15.54	(g)	(0.07	)(g)	7
Class C
Six months ended 04/30/16	12.68	(0.06)	(0.09)	(0.15)	—	(0.31)	(0.31)	12.22	(1.10)	17,429	2.24	(d)	2.55	(d)	(1.02	)(d)	15
Year ended 10/31/15	14.35	(0.16)	(1.23)	(1.39)	—	(0.28)	(0.28)	12.68	(9.77)	14,226	2.23		2.46		(1.15)		18
Year ended 10/31/14	13.59	(0.10)	1.02	0.92	(0.04)	(0.12)	(0.16)	14.35	6.83	4,331	2.22		2.99		(0.64)		13
Year ended 10/31/13	10.62	0.01 (e)	3.12	3.13	(0.07)	(0.09)	(0.16)	13.59	29.87	527	2.22		6.92		0.09	(e)	10
Year ended 10/31/12(f)	10.00	(0.02)	0.64	0.62	—	—	—	10.62	6.20	90	2.23	(g)	16.29	(g)	(0.82	)(g)	7
Class R
Six months ended 04/30/16	12.87	(0.03)	(0.10)	(0.13)	—	(0.31)	(0.31)	12.43	(0.92)	273	1.74	(d)	2.05	(d)	(0.52	)(d)	15
Year ended 10/31/15	14.49	(0.09)	(1.25)	(1.34)	—	(0.28)	(0.28)	12.87	(9.32)	279	1.73		1.96		(0.65)		18
Year ended 10/31/14	13.66	(0.02)	1.02	1.00	(0.05)	(0.12)	(0.17)	14.49	7.44	124	1.72		2.49		(0.14)		13
Year ended 10/31/13	10.63	0.07 (e)	3.12	3.19	(0.07)	(0.09)	(0.16)	13.66	30.44	68	1.72		6.42		0.59	(e)	10
Year ended 10/31/12(f)	10.00	(0.01)	0.64	0.63	—	—	—	10.63	6.30	11	1.73	(g)	15.79	(g)	(0.32	)(g)	7
Class Y
Six months ended 04/30/16	13.05	(0.00)	(0.10)	(0.10)	—	(0.31)	(0.31)	12.64	(0.68)	6,122	1.24	(d)	1.55	(d)	(0.02	)(d)	15
Year ended 10/31/15	14.61	(0.02)	(1.26)	(1.28)	—	(0.28)	(0.28)	13.05	(8.82)	25,663	1.23		1.46		(0.15)		18
Year ended 10/31/14	13.74	0.05	1.02	1.07	(0.08)	(0.12)	(0.20)	14.61	7.88	22,869	1.22		1.99		0.36		13
Year ended 10/31/13	10.64	0.14 (e)	3.13	3.27	(0.08)	(0.09)	(0.17)	13.74	31.11	3,610	1.22		5.92		1.09	(e)	10
Year ended 10/31/12(f)	10.00	0.00	0.64	0.64	—	—	—	10.64	6.40	1,049	1.23	(g)	15.29	(g)	0.18	(g)	7
Class R5
Six months ended 04/30/16	13.05	(0.00)	(0.09)	(0.09)	—	(0.31)	(0.31)	12.65	(0.60)	13	1.24	(d)	1.42	(d)	(0.02	)(d)	15
Year ended 10/31/15	14.62	(0.02)	(1.27)	(1.29)	—	(0.28)	(0.28)	13.05	(8.89)	13	1.23		1.32		(0.15)		18
Year ended 10/31/14	13.74	0.05	1.03	1.08	(0.08)	(0.12)	(0.20)	14.62	7.96	15	1.22		1.87		0.36		13
Year ended 10/31/13	10.64	0.14 (e)	3.13	3.27	(0.08)	(0.09)	(0.17)	13.74	31.12	46	1.22		5.90		1.09	(e)	10
Year ended 10/31/12(f)	10.00	0.00	0.64	0.64	—	—	—	10.64	6.40	11	1.23	(g)	15.35	(g)	0.18	(g)	7
Class R6
Six months ended 04/30/16	13.05	(0.00)	(0.10)	(0.10)	—	(0.31)	(0.31)	12.64	(0.68)	12	1.24	(d)	1.42	(d)	(0.02	)(d)	15
Year ended 10/31/15	14.61	(0.02)	(1.26)	(1.28)	—	(0.28)	(0.28)	13.05	(8.82)	12	1.23		1.32		(0.15)		18
Year ended 10/31/14	13.73	0.05	1.03	1.08	(0.08)	(0.12)	(0.20)	14.61	7.96	14	1.22		1.83		0.36		13
Year ended 10/31/13	10.64	0.13 (e)	3.13	3.26	(0.08)	(0.09)	(0.17)	13.73	31.02	13	1.22		5.89		1.09	(e)	10
Year ended 10/31/12(f)	10.80	0.00	(0.16)	(0.16)	—	—	—	10.64	(1.48)	10	1.23	(g)	11.37	(g)	0.18	(g)	7

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $18,479, $15,582, $257, $10,381, $12 and $11 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.04) and (0.37)%, $(0.14) and (1.12)%, $(0.08) and (0.62)%, $(0.01) and (0.12)%, $(0.01) and (0.12)% and $(0.02) and (0.12)%, for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of August 3, 2012 for Class A, Class C, Class R, Class Y and Class R5 shares and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.

13                         Invesco Select Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2015 through April 30, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$992.40	$7.38	$1,017.45	$7.47	1.49%
C	1,000.00	988.20	11.07	1,013.72	11.22	2.24
R	1,000.00	990.80	8.61	1,016.21	8.72	1.74
Y	1,000.00	993.20	6.15	1,018.70	6.22	1.24
R5	1,000.00	994.00	6.15	1,018.70	6.22	1.24
R6	1,000.00	993.20	6.15	1,018.70	6.22	1.24

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2015 through April 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

14                         Invesco Select Opportunities Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	SOPP-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP (“PwC”), the Independent Accountant to the Registrant, has advised the Audit Committee of the Board of Trustees of the Registrant (the “Audit Committee”) that it identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients.

Specifically, the Loan Rule provides, in relevant part, that an accounting firm is not independent if it receives a loan from an audit client or it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Pursuant to the SEC’s interpretation of the Loan Rule, some of PwC’s relationships with lenders who also own shares of one or more funds within the Invesco investment company complex may implicate the Loan Rule.

However, after evaluating the facts and circumstances related to its lending relationships, PwC informed the Audit Committee that (1) PwC’s ability to exercise objective and impartial judgment with respect to its audits of the Registrant’s financial statements was not, and will not be, impaired; (2) a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion; and (3) PwC’s independence was not impaired and that it remained independent in conducting its audit of the Registrant’s financial statements. PwC informed the Audit Committee that its conclusion was based on a number of factors, including, among others, PwC’s belief that the lenders have no influence over the investment adviser to the Registrant, or the Registrant, and that the individuals at PwC who arranged the lending relationships have no oversight of, or ability to influence, the individuals at PwC who conducted the audit of the Registrant’s financial statements.

On June 20, 2016, the Staff of the Securities and Exchange Commission (the “SEC”) issued a “no-action” letter confirming that it would not recommend that the SEC commence enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. The circumstances described in the no-action letter were substantially similar to the circumstances that called into question PwC’s independence under the Loan Rule with respect to the Registrant. PwC has confirmed that it meets the conditions of the no-action relief. The Adviser and the Registrant believe that the Registrant can rely on the relief granted in the no-action letter and continue to issue financial statements that are audited by PwC.

If, in the future, the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the no-action letter, the Registrant will need to take other actions for the Registrant’s filings containing financial statements to be compliant with applicable securities laws.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of May 25, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 25, 2016, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 8, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 8, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 8, 2016

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.